UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:
Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares
Government & Agency Securities Portfolio — Deutsche Government Cash Institutional Shares and Government Cash Managed Shares
Government & Agency Securities Portfolio — Deutsche Government & Agency Money Fund
Tax-Exempt Portfolio — Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares
Tax-Exempt Portfolio — Deutsche Tax-Exempt Money Fund
Tax-Exempt Portfolio — Deutsche Tax-Free Money Fund Class S
Tax-Exempt Portfolio — Tax-Free Investment Class

April 30, 2016

Annual Report
to Shareholders

Cash Account Trust
Service Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents

3 Portfolio Management Review

Government & Agency Securities Portfolio

7 Portfolio Summary

10 Investment Portfolio

16 Statement of Assets and Liabilities

18 Statement of Operations

19 Statement of Changes in Net Assets

20 Financial Highlights

Tax-Exempt Portfolio

21 Portfolio Summary

24 Investment Portfolio

34 Statement of Assets and Liabilities

36 Statement of Operations

37 Statement of Changes in Net Assets

39 Financial Highlights

40 Notes to Financial Statements

54 Report of Independent Registered Public Accounting Firm

55 Information About Each Fund's Expenses

56 Tax Information

58 Other Information

59 Advisory Agreement Board Considerations and Fee Evaluation

68 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, with short-maturity yields at low levels, we pursued a "laddered" strategy: The fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight Treasury repurchase agreements to six-month agency and Treasury securities. At the same time, we purchased six-month-to-one-year U.S. agency and Treasury floating-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality by maintaining an "ultra-barbell" strategy: The fund held significant positions in short-term Variable Rate Demand Notes (VRDNs) as well as longer-term fixed-rate securities with maturities ranging from 10 to 13 months. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

7-Day Current Yield
Government & Agency Securities Portfolio — Service Shares	.01%*
Tax-Exempt Portfolio — Service Shares	.01%*
Equivalent Taxable Yield	.02%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.8%
U.S. Government Sponsored Agencies 60.4%
Federal Farm Credit Bank:
0.25%*, 5/13/2016	42,000,000	41,995,940
0.25%*, 5/27/2016	7,500,000	7,497,833
0.28%**, 5/5/2016	58,000,000	58,000,001
0.29%*, 6/14/2016	7,500,000	7,497,113
0.3%**, 5/20/2016	25,000,000	25,000,021
0.33%**, 7/8/2016	35,000,000	35,002,977
0.35%*, 8/11/2016	17,500,000	17,483,638
0.35%*, 8/26/2016	16,000,000	15,982,320
0.39%**, 9/22/2016	35,000,000	35,000,000
0.46%**, 1/27/2017	35,000,000	35,000,000
0.47%**, 2/28/2017	15,000,000	14,999,676
0.47%**, 3/8/2017	10,000,000	9,999,549
0.47%**, 3/22/2017	22,000,000	21,998,960
0.54%**, 9/21/2017	15,000,000	15,000,000
0.57%**, 2/23/2018	38,000,000	37,986,034
0.57%**, 3/8/2018	50,000,000	49,995,220
0.58%*, 11/3/2016	5,000,000	4,990,849
Federal Home Loan Bank:
0.25%*, 5/16/2016	18,000,000	17,997,225
0.25%*, 5/16/2016	37,500,000	37,493,750
0.25%*, 5/18/2016	35,000,000	34,993,819
0.25%*, 5/25/2016	15,000,000	14,997,000
0.25%*, 5/31/2016	15,000,000	14,995,125
144A, 0.27%, 5/18/2016	38,000,000	37,999,399
0.29%*, 6/2/2016	30,000,000	29,990,933
0.29%*, 6/7/2016	18,000,000	17,991,305
0.29%*, 6/13/2016	38,000,000	37,979,575
0.29%*, 6/13/2016	18,000,000	17,989,250
0.29%*, 6/21/2016	42,000,000	41,976,795
0.29%*, 6/22/2016	20,000,000	19,989,022
0.29%*, 6/28/2016	12,000,000	11,994,007
0.31%**, 6/3/2016	35,000,000	35,000,000
0.32%*, 7/1/2016	18,000,000	17,989,325
0.32%*, 7/1/2016	22,500,000	22,483,988
0.32%*, 7/5/2016	75,000,000	74,953,958
0.32%*, 7/5/2016	38,000,000	37,958,834
0.32%*, 7/11/2016	12,500,000	12,490,139
0.32%*, 7/12/2016	40,000,000	39,966,400
0.32%*, 7/15/2016	25,000,000	24,984,375
0.32%*, 7/25/2016	35,000,000	34,966,944
0.35%*, 8/15/2016	15,000,000	14,984,983
0.35%*, 8/22/2016	25,000,000	24,956,840
0.36%**, 7/22/2016	38,000,000	38,000,000
0.39%**, 8/17/2016	65,000,000	65,000,000
0.39%**, 8/26/2016	12,500,000	12,500,000
0.39%*, 9/14/2016	11,000,000	10,976,313
0.39%*, 9/14/2016	14,810,000	14,777,550
0.39%*, 9/19/2016	25,000,000	24,951,042
0.39%*, 9/21/2016	24,000,000	23,961,867
0.39%*, 9/23/2016	85,000,000	84,839,090
0.39%*, 9/26/2016	25,000,000	24,956,833
0.41%**, 10/7/2016	35,000,000	35,000,000
0.42%*, 10/3/2016	27,000,000	26,947,688
0.42%*, 10/25/2016	36,000,000	35,919,465
0.42%*, 10/26/2016	30,000,000	29,931,025
0.43%**, 11/18/2016	35,000,000	35,000,000
0.46%**, 10/12/2016	65,000,000	64,998,271
0.47%*, 12/23/2016	30,000,000	29,892,818
0.48%, 9/9/2016	7,700,000	7,697,797
0.49%, 10/7/2016	20,000,000	19,998,026
0.5%**, 2/3/2017	5,000,000	4,996,878
0.5%**, 5/8/2017	25,000,000	25,000,000
0.51%**, 2/8/2017	15,000,000	14,999,439
0.52%**, 4/5/2017	15,000,000	15,000,000
0.52%**, 8/18/2017	40,000,000	39,924,217
0.56%**, 10/25/2017	12,000,000	12,000,000
Federal Home Loan Mortgage Corp.:
0.25%*, 5/10/2016	40,000,000	39,996,050
0.29%*, 6/2/2016	22,500,000	22,491,200
0.29%*, 6/6/2016	17,500,000	17,492,300
0.29%*, 6/17/2016	12,000,000	11,993,733
0.29%*, 6/22/2016	22,000,000	21,986,018
0.29%*, 6/27/2016	35,000,000	34,978,387
0.32%, 7/18/2016	35,000,000	35,377,650
0.32%*, 7/22/2016	12,500,000	12,486,903
0.39%*, 9/2/2016	25,000,000	24,956,944
0.39%*, 9/9/2016	40,000,000	39,922,128
0.43%**, 12/12/2016	33,000,000	32,983,601
0.53%**, 7/21/2017	25,000,000	24,996,857
0.63%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.25%*, 5/23/2016	15,000,000	14,996,517
0.29%*, 6/2/2016	15,000,000	14,995,333
0.29%*, 6/3/2016	17,500,000	17,494,305
0.32%*, 7/1/2016	17,500,000	17,488,880
0.32%*, 7/19/2016	25,000,000	24,978,056
0.32%*, 7/25/2016	20,000,000	19,981,111
0.46%**, 10/21/2016	32,000,000	31,999,178
0.53%**, 7/20/2017	15,000,000	14,999,074
		2,309,415,666
U.S. Treasury Obligations 5.4%
U.S. Treasury Bills:
0.15%*, 5/12/2016	15,000,000	14,998,508
0.21%*, 7/28/2016	12,000,000	11,987,240
0.35%*, 10/13/2016	25,000,000	24,961,042
U.S. Treasury Notes:
0.17%, 5/15/2016	20,000,000	20,000,413
0.27%**, 7/31/2016	40,000,000	40,001,009
0.33%**, 4/30/2017	35,000,000	34,964,363
0.41%**, 1/31/2018	60,000,000	60,025,525
		206,938,100
Total Government & Agency Obligations (Cost $2,516,353,766)		2,516,353,766

Repurchase Agreements 36.7%
BNP Paribas, 0.28%, dated 4/29/2016, to be repurchased at $305,007,117 on 5/2/2016 (a)	305,000,000	305,000,000
BNP Paribas, 0.3%, dated 4/29/2016, to be repurchased at $115,002,875 on 5/2/2016 (b)	115,000,000	115,000,000
Citigroup Global Markets, Inc., 0.28%, dated 4/29/2016, to be repurchased at $140,003,267 on 5/2/2016 (c)	140,000,000	140,000,000
Merrill Lynch & Co., Inc., 0.28%, dated 4/29/2016, to be repurchased at $55,001,283 on 5/2/2016 (d)	55,000,000	55,000,000
Nomura Securities International, 0.31%, dated 4/29/2016, to be repurchased at $466,012,038 on 5/2/2016 (e)	466,000,000	466,000,000
Wells Fargo Bank, 0.31%, dated 4/29/2016, to be repurchased at $325,008,396 on 5/2/2016 (f)	325,000,000	325,000,000
Total Repurchase Agreements (Cost $1,406,000,000)		1,406,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,922,353,766)†	102.5	3,922,353,766
Other Assets and Liabilities, Net	(2.5)	(94,069,033)
Net Assets	100.0	3,828,284,733

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $3,922,353,766.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bills	Zero Coupon	5/26/2016– 10/20/2016	1,599
600	U.S. Treasury Bond	8.0	11/15/2021	833
294,281,400	U.S. Treasury Notes	1.125–2.75	2/28/2021– 2/15/2024	308,339,177
3,523,517	U.S. Treasury STRIPS	Zero Coupon	11/15/2024– 8/15/2044	2,758,409
Total Collateral Value				311,100,018

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42	Federal Home Loan Mortgage Corp.	6.0	8/1/2037	48
11,525	Federal National Mortgage Association	2.5–7.5	8/1/2023– 6/1/2045	11,908
4,750,961	Government National Mortgage Association	4.0–5.5	6/15/2033– 10/20/2045	5,090,145
215,400	U.S. Treasury Bills	Zero Coupon	5/26/2016– 10/13/2016	215,058
61,997,600	U.S. Treasury Bonds	2.5–4.375	2/15/2038– 11/15/2045	64,724,599
43,588,900	U.S. Treasury Notes	1.625–4.75	8/15/2017– 2/15/2024	47,258,102
290	U.S. Treasury STRIPS	Zero Coupon	2/15/2031– 2/15/2045	158
Total Collateral Value				117,300,018

(c) Collateralized by $140,925,000 U.S. Treasury Notes, with the various coupon rates from 0.875%–1.5%, with various maturity dates on 11/30/2017–1/31/2019 with a value of $142,800,066.

(d) Collateralized by $54,824,400 U.S. Treasury Note, 1.625%, maturing on 11/30/2020 with a value of $56,100,012.

(e) Collateralized by $465,550,000 U.S. Treasury Notes, with the various coupon rates from 0.875%–2.875%, with various maturity dates on 3/31/2018–4/15/2019 with a value of $475,320,012.

(f) Collateralized by $315,573,864 Federal National Mortgage Association, 3.5%, maturing on 2/1/2046 with a value of $331,500,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 2,516,353,766	$ —	$ 2,516,353,766
Repurchase Agreements	—	1,406,000,000	—	1,406,000,000
Total	$ —	$ 3,922,353,766	$ —	$ 3,922,353,766

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,516,353,766
Repurchase agreements, valued at amortized cost	1,406,000,000
Investments in securities, at value (cost $3,922,353,766)	3,922,353,766
Receivable for investments sold	506,003,624
Receivable for Fund shares sold	945,288
Interest receivable	1,442,490
Due from Advisor	3
Other assets	66,238
Total assets	4,430,811,409
Liabilities
Cash overdraft	135,343,294
Payable for investments purchased	466,000,000
Payable for Fund shares redeemed	1,098
Distributions payable	494,917
Accrued Trustees' fees	35,725
Other accrued expenses and payables	651,642
Total liabilities	602,526,676
Net assets, at value	$ 3,828,284,733
Net Assets Consist of
Undistributed net investment income	204,637
Accumulated net realized gain (loss)	(436,281)
Paid-in capital	3,828,516,377
Net assets, at value	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($84,352,187 ÷ 84,355,345 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,430,106,149 ÷ 3,430,236,031 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($268,203,370 ÷ 268,213,523 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,623,027 ÷ 45,624,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 8,250,375
Expenses: Management fee	2,583,611
Administration fee	3,687,861
Services to shareholders	821,423
Distribution and service fees	867,654
Custodian fee	59,106
Professional fees	160,381
Reports to shareholders	60,195
Registration fees	89,068
Trustees' fees and expenses	144,176
Other	174,127
Total expenses before expense reductions	8,647,602
Expense reductions	(4,244,322)
Total expenses after expense reductions	4,403,280
Net investment income	3,847,095
Net realized gain (loss) from investments	(5,349)
Net increase (decrease) in net assets resulting from operations	$ 3,841,746

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 3,847,095	$ 1,041,565
Net realized gain (loss)	(5,349)	6,049
Net increase in net assets resulting from operations	3,841,746	1,047,614
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(38)
Davidson Cash Equivalent Shares**	—	(763)
Davidson Cash Equivalent Plus Shares***	—	(1,874)
Deutsche Government & Agency Money Fund	(40,911)	(8,269)
Deutsche Government Cash Institutional Shares	(3,764,355)	(999,708)
Government Cash Managed Shares	(32,243)	(23,600)
Service Shares	(6,441)	(7,330)
Total distributions	(3,843,950)	(1,041,582)
Fund share transactions: Proceeds from shares sold	25,314,465,900	20,788,173,097
Reinvestment of distributions	1,320,688	286,644
Cost of shares redeemed	(25,204,404,928)	(20,536,881,259)
Net increase (decrease) in net assets from Fund share transactions	111,381,660	251,578,482
Increase (decrease) in net assets	111,379,456	251,584,514
Net assets at beginning of period	3,716,905,277	3,465,320,763
Net assets at end of period (including undistributed net investment income of $204,637 and $201,492, respectively)	$ 3,828,284,733	$ 3,716,905,277

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Service Shares
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	(.000)*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	64	45	78	108
Ratio of expenses before expense reductions (%)	1.04	1.04	1.04	1.04	1.03
Ratio of expenses after expense reductions (%)	.20	.08	.08	.17	.11
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 92.8%
Alaska 2.1%
Alaska, North Slope Borough:
Series A, 2.0%, 6/30/2016	20,000,000	20,054,856
Series A, 5.0%, 6/30/2016, INS: NATL	2,455,000	2,473,351
		22,528,207
Arizona 1.3%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.43%*, 10/1/2025	6,145,000	6,145,000
0.43%*, 10/1/2026, LOC: Bank of America NA	7,625,000	7,625,000
		13,770,000
California 13.0%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.5%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 0.41%*, 12/1/2028, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.44%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series A, 0.5%**, Mandatory Put 4/25/2017 @ 100, 7/1/2038	15,000,000	15,000,000
California, Metropolitan Water District of Southern California, Series A-2, 0.61%**, Mandatory Put 8/30/2016 @ 100, 7/1/2030	16,180,000	16,180,000
California, State Department of Water Resources Power Supply Revenue, Series L, 5.0%, 5/1/2017	19,505,000	20,366,325
California, State General Obligation, Series B, 3.0%, 8/1/2016	12,500,000	12,584,179
California, State General Obligation, Various Purposes, 5.0%, 4/1/2017	2,000,000	2,081,343
California, State Housing Finance Agency Revenue, Series A, 0.4%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.38%*, 6/1/2025, LOC: Union Bank NA	1,635,000	1,635,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 0.43%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.61%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	26,600,000	26,672,862
Riverside, CA, Water Revenue, Series A, 0.43%**, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.42%*, 6/15/2034, LIQ: Fannie Mae	1,200,000	1,200,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.07%, 5/16/2016	14,808,000	14,808,000
		143,319,709
District of Columbia 4.4%
District of Columbia, Center for Internships & Academic Revenue, 0.43%*, 7/1/2036, LOC: Branch Banking & Trust	1,600,000	1,600,000
District of Columbia, Eclipse Funding Trust, Solar Eclipse, Washington DC Convention Center, Series 2007-0021, 144A, 0.43%*, 10/1/2026, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	30,480,000	30,480,000
District of Columbia, Metropolitan Washington Apartments, TECP, 0.15%, 7/1/2016, GTY: JPMorgan Chase Bank NA	9,000,000	9,000,000
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65%**, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
District of Columbia, State Revenue, Series A, 0.42%*, 8/15/2038, LOC: PNC Bank NA	1,820,000	1,820,000
		48,900,000
Florida 5.8%
Collier County, FL, Industrial Development Authority, Ave Maria Utility Co. Project, AMT, 0.64%*, 10/1/2035, LOC: Northern Trust Co.	15,175,000	15,175,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.42%*, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Capital Trust Agency, Multi-Family Housing Revenue, Portofino Villas, Series A, 0.41%*, 4/15/2036, LIQ: Fannie Mae	10,255,000	10,255,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.43%*, 6/15/2036, LIQ: Fannie Mae	6,000,000	6,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.51%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.5%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.46%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		63,920,000
Georgia 3.0%
Columbia County, GA, Development Authority, Multi-Family Housing Revenue, Westwood Club Apartments Project, AMT, 0.43%*, 11/15/2035, LIQ: Fannie Mae	4,550,000	4,550,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.01%, 5/10/2016	1,417,000	1,417,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.42%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Georgia, State General Obligation:
Series I, 5.0%, 11/1/2016	5,000,000	5,115,126
Series A, 5.0%, 2/1/2017	5,000,000	5,167,998
Series D, 5.0%, 2/1/2017	5,365,000	5,544,651
		33,194,775
Hawaii 1.8%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, AMT, 0.57%*, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 3.4%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2016	37,200,000	37,305,643
Illinois 1.8%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.41%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	7,265,000	7,265,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.4%*, 12/1/2033, LOC: PNC Bank NA	2,800,000	2,800,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.44%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
Illinois, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2202, 0.44%*, 7/1/2023, LIQ: Citibank NA	1,140,000	1,140,000
		19,695,000
Indiana 3.1%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.44%*, 11/1/2041, LOC: JPMorgan Chase Bank NA	60,000	60,000
Indiana, State Finance Authority, Hospital Revenue, State University Health Obligation Group, Series C, 0.4%*, 12/1/2031, LOC: BMO Harris Bank NA	4,000,000	4,000,000
Posey County, IN, Economic Development Revenue, 0.35%**, Mandatory Put 8/2/2016 @ 100, 7/1/2046	30,000,000	30,000,000
		34,060,000
Kansas 0.2%
Kansas, State Department of Transportation Highway Revenue, Series A, 5.0%, 9/1/2016	2,000,000	2,030,019
Kentucky 0.7%
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Project Revenue, Airguard Industries, Inc. Project, AMT, 0.64%*, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Maine 0.3%
Maine, State Housing Authority, Mortgage Revenue, Series F-3, 0.4%, 11/15/2016	2,785,000	2,781,998
Maryland 0.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	1,011,068
Massachusetts 0.2%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.44%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 0.3%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.68%**, 11/15/2047	3,175,000	3,175,000
Minnesota 2.4%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.46%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.43%*, 10/1/2016, LOC: Royal Bank of Canada	15,000,000	15,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,669,208
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.41%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		26,469,208
Missouri 0.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.44%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
New Hampshire 0.4%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.42%*, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York 13.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-4, 0.75%, 6/1/2016	50,000,000	50,008,857
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.42%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.4%*, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.45%*, 11/1/2049, LOC: Bank of China	24,250,000	24,250,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.42%*, 5/15/2037, LIQ: Fannie Mae	1,225,000	1,225,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.43%*, 5/1/2037, LOC: Citibank NA	2,550,000	2,550,000
New York, State Thruway Authority, Series 2800, 0.45%*, 4/1/2020, LIQ: Credit Suisse	13,865,000	13,865,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,351,959
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series E, 5.0%, 3/15/2017	10,000,000	10,390,450
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.66%**, 1/1/2017, INS: AGMC	3,000,000	2,999,133
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.42%*, 12/1/2037, LOC: Citibank NA	1,320,000	1,320,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.41%*, 2/15/2035, LIQ: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.42%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.44%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-2, 0.4%*, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.0%, 11/1/2016	3,000,000	3,039,011
Series 13, 5.0%, 11/1/2016	8,045,000	8,232,282
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2016	1,500,000	1,517,699
Series E, 5.0%, 8/1/2016	2,455,000	2,482,787
Port Authority of New York & New Jersey, One Hundred Sixty-Seventh, AMT, 5.0%, 9/15/2016	3,300,000	3,357,768
		144,589,946
North Carolina 0.5%
Wake County, NC, General Obligation, Series A, 5.0%, 2/1/2017	5,100,000	5,277,654
Ohio 2.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.5%*, 5/1/2049, LOC: Northern Trust Co.	18,705,000	18,705,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.41%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
		27,705,000
Oregon 0.5%
Beaverton, OR, School District, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	5,010,000	5,030,442
Pennsylvania 3.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.43%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.47%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		37,000,000
Tennessee 2.7%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.29%, 5/23/2016	30,000,000	30,000,000
Texas 6.9%
Harris County, TX, Cultural Education Facility, TECP, 0.57%, 7/7/2016	10,000,000	10,000,000
Houston, TX, Airport System Revenue, TECP, 0.6%, 6/1/2016, LOC: Royal Bank of Canada	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	8,993,734
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.42%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Educational & Cultural Facilities Finance Corp., Hospital Revenue, Methodist Hospital, Series B, 0.43%*, 10/1/2041, LOC: JPMorgan Chase Bank NA	5,500,000	5,500,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,040,852
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	958,696
Texas, State Transportation Commission, State Highway Fund Revenue, Series 2563, 144A, 0.44%*, 10/1/2016	6,665,000	6,665,000
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,041,047
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.44%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2016	810,000	821,057
University of Texas, Permanent University Funding, TECP, 0.18%, 8/3/2016	25,000,000	24,996,314
		76,386,700
Utah 2.9%
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 0.61%**, 5/15/2049	16,300,000	16,300,000
Series C, 0.61%**, 5/15/2049	16,000,000	16,000,000
		32,300,000
Virginia 0.9%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Revenue, Gates Ballston Apartments, AMT, 0.47%*, 1/1/2038, LOC: PNC Bank NA	10,140,000	10,140,000
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.44%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
		10,145,000
Washington 3.4%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.55%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Washington, State General Obligation, Various Purposes, Series 2007A, Prerefunded 7/1/2016 @ 100, 5.0%, 7/1/2031, INS: AGM	27,845,000	28,055,576
		37,384,576
Wisconsin 2.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.68%**, 11/15/2043	17,825,000	17,825,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.45%*, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		27,825,000
Other 9.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.43%**, 12/15/2045, LIQ: Freddie Mac	10,400,000	10,400,000
"A", Series MO27, 0.44%*, 10/15/2029, LIQ: Freddie Mac	15,730,000	15,730,000
"A", Series M015, AMT, 0.45%**, 5/15/2046, LIQ: Freddie Mac	31,380,000	31,380,000
"A", Series M017, 144A, AMT, 0.45%*, 9/15/2050, LIQ: Freddie Mac	41,864,000	41,864,000
		99,374,000
Total Municipal Investments (Cost $1,021,133,945)		1,021,133,945

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.4%
California, Nuveen Dividend Advantage Municipal Fund, 144A, 0.52%*, 12/1/2042, LIQ: Royal Bank of Canada	6,000,000	6,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.56%*, 6/1/2041 LIQ: Morgan Stanley Bank	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.52%*, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.53%*, 12/1/2040, LIQ: Citibank NA	14,500,000	14,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.53%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		38,000,000
Ohio 1.8%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.53%*, 9/1/2043, LIQ: Royal Bank of Canada	20,200,000	20,200,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.54%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $73,200,000)		73,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,094,333,945)†	99.4	1,094,333,945
Other Assets and Liabilities, Net	0.6	6,428,118
Net Assets	100.0	1,100,762,063

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $1,094,333,945.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945
Total	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,094,333,945
Cash	1,969,377
Receivable for investments sold	755,000
Receivable for Fund shares sold	191,784
Interest receivable	4,150,993
Due from Advisor	3,974
Other assets	77,191
Total assets	1,101,482,264
Liabilities
Payable for Fund shares redeemed	232,208
Distributions payable	48,273
Accrued management fee	697
Accrued Trustees' fees	13,069
Other accrued expenses and payables	425,954
Total liabilities	720,201
Net assets, at value	$ 1,100,762,063
Net Assets Consist of
Undistributed net investment income	69,431
Accumulated net realized gain (loss)	62,654
Paid-in capital	1,100,629,978
Net assets, at value	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($514,088,971 ÷ 513,898,320 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($170,850,271 ÷ 170,786,919 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($66,925,774 ÷ 66,900,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($49,104,804 ÷ 49,086,592 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($60,355,625 ÷ 60,333,449 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($239,436,618 ÷ 239,347,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 1,563,896
Expenses: Management fee	732,593
Administration fee	1,044,950
Services to shareholders	707,896
Distribution and service fees	1,273,310
Custodian fee	15,640
Professional fees	128,031
Reports to shareholders	101,171
Registration fees	110,574
Trustees' fees and expenses	48,619
Other	98,668
Total expenses before expense reductions	4,261,452
Expense reductions	(2,943,483)
Total expenses after expense reductions	1,317,969
Net investment income	245,927
Net realized gain (loss) from investments	125,289
Net increase (decrease) in net assets resulting from operations	$ 371,216

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 245,927	$ 150,612
Net realized gain (loss)	125,289	225,691
Net increase in net assets resulting from operations	371,216	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(171,899)	(85,331)
Deutsche Tax-Exempt Money Fund	(51,193)	(18,941)
Deutsche Tax-Free Money Fund Class S	(19,292)	(8,237)
Service Shares	(7,517)	(4,857)
Tax-Exempt Cash Managed Shares	(9,894)	(4,952)
Tax-Free Investment Class	(44,339)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	(32,106)	(166,258)
Deutsche Tax-Exempt Money Fund	(11,248)	(39,574)
Deutsche Tax-Free Money Fund Class S	(4,709)	(18,451)
Service Shares	(3,142)	(10,082)
Tax-Exempt Cash Managed Shares	(4,736)	(9,143)
Tax-Free Investment Class	(21,499)	(56,021)
Total distributions	(381,574)	(450,149)
Fund share transactions: Proceeds from shares sold	2,681,593,000	3,096,898,998
Reinvestment of distributions	271,154	259,881
Cost of shares redeemed	(2,491,773,279)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	190,090,875	(892,071,483)
Increase (decrease) in net assets	190,080,517	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $69,431 and $127,638, respectively)	$ 1,100,762,063	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Service Shares
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	.000*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	—
Total distributions	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.02	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	48	52	45	78
Ratio of expenses before expense reductions (%)	1.07	1.06	1.05	1.05	1.04
Ratio of expenses after expense reductions (%)	.14	.10	.13	.20	.22
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of April 30, 2016, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,406,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2016, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 including $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $5,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2016 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2016, the Funds' components of distributable earnings on a tax basis are as follows:

Government & Agency Securities Portfolio: Undistributed ordinary income*	$ 699,555
Capital loss carryforwards	$ (436,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$ 117,704
Undistributed ordinary income	$ 62,654

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2016	2015
Government & Agency Securities Portfolio: Distributions from ordinary income*	$ 3,843,950	$ 1,041,582
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 304,134	$ 150,620
Distributions from ordinary income*	$ 48,780	$ 158,634
Distributions from long-term capital gains	$ 28,660	$ 140,895

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds' that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,583,611, all of which was waived.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $732,593, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Government & Agency Securities Portfolio	$ 3,687,861	$ 506,574	$ 248,114
Tax-Exempt Portfolio	$ 1,044,950	$ 368,864	$ 137,321

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2016, the amounts charged to the Funds by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Government & Agency Money Fund	$ 58,141	$ 14,969	$ 19,724
Deutsche Government Cash Institutional Shares	281,688	281,688	—
Government Cash Managed Shares	265,546	—	36,698
Service Shares	159,164	100,465	30,709
	$ 764,539	$ 397,122	$ 87,131

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Tax-Exempt Cash Institutional Shares	$ 87,055	$ 87,055	$ —
Deutsche Tax-Exempt Money Fund	52,820	46,176	6,644
Deutsche Tax-Free Money Fund Class S	41,838	37,451	4,387
Service Shares	125,166	112,726	12,439
Tax-Exempt Cash Managed Shares	40,533	25,192	11,582
Tax-Free Investment Class	309,354	260,116	46,755
	$ 656,766	$ 568,716	$ 81,807

For the year ended April 30, 2016, the Advisor reimbursed Deutsche Government Cash Institutional Shares $3 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 385,385	$ 385,385.00%		.60%

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 300,811	$ 300,811.00%		.60%
Tax-Free Investment Class	687,514	687,514.00%		.25%
	$ 988,325	$ 988,325

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at April 30, 2016	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 482,269	$ 371,627	$ 110,642.03%		.15%

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 92,481	$ 92,481.00%		.15%
Tax-Free Investment Class	192,504	192,504.00%		.07%
	$ 284,985	$ 284,985

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2016, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Government & Agency Securities Portfolio	$ 24,977	$ 12,867
Tax-Exempt Portfolio	$ 50,246	$ 24,937

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Tax-Exempt Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2016, the Tax-Exempt Portfolio engaged in securities purchases of $1,063,102,001 and securities sales of $1,136,915,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2016, two shareholder accounts held approximately 21% and 12% of the outstanding shares of the Government & Agency Securities Portfolio, and one shareholder account held approximately 24% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2016.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	127,336	$ 127,336
Davidson Cash Equivalent Shares**	—	—	2,936,070	2,936,070
Davidson Cash Equivalent Plus Shares***	—	—	98,013,337	98,013,337
Deutsche Government & Agency Money Fund	97,379,820	97,379,820	70,824,819	70,824,819
Deutsche Government Cash Institutional Shares	23,473,413,019	23,473,413,019	19,403,672,396	19,403,672,396
Government Cash Managed Shares	1,342,759,830	1,342,759,830	896,901,108	896,901,108
Service Shares	400,896,361	400,896,361	315,676,337	315,676,337
Account Maintenance Fees	—	16,870	—	21,694
		$ 25,314,465,900		$ 20,788,173,097
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	30	$ 30
Davidson Cash Equivalent Shares**	—	—	750	750
Davidson Cash Equivalent Plus Shares***	—	—	1,678	1,678
Deutsche Government & Agency Money Fund	37,704	37,704	8,139	8,139
Deutsche Government Cash Institutional Shares	1,268,254	1,268,254	261,182	261,182
Government Cash Managed Shares	8,598	8,598	7,540	7,540
Service Shares	6,132	6,132	7,325	7,325
		$ 1,320,688		$ 286,644
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(5,074,629)	$ (5,074,629)
Davidson Cash Equivalent Shares**	—	—	(15,792,015)	(15,792,015)
Davidson Cash Equivalent Plus Shares***	—	—	(187,816,987)	(187,816,987)
Deutsche Government & Agency Money Fund	(97,523,241)	(97,523,241)	(79,997,880)	(79,997,880)
Deutsche Government Cash Institutional Shares	(23,377,183,760)	(23,377,183,760)	(19,076,241,450)	(19,076,241,450)
Government Cash Managed Shares	(1,310,055,804)	(1,310,055,804)	(875,501,896)	(875,501,896)
Service Shares	(419,642,123)	(419,642,123)	(296,456,402)	(296,456,402)
		$ (25,204,404,928)		$ (20,536,881,259)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(4,947,263)	$ (4,947,263)
Davidson Cash Equivalent Shares**	—	—	(12,855,195)	(12,855,195)
Davidson Cash Equivalent Plus Shares***	—	—	(89,801,972)	(89,801,972)
Deutsche Government & Agency Money Fund	(105,717)	(105,717)	(9,164,922)	(9,164,922)
Deutsche Government Cash Institutional Shares	97,497,513	97,497,513	327,692,128	327,692,128
Government Cash Managed Shares	32,712,624	32,712,624	21,406,752	21,406,752
Service Shares	(18,739,630)	(18,739,630)	19,227,260	19,227,260
Account Maintenance Fees	—	16,870	—	21,694
		$ 111,381,660		$ 251,578,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

Tax-Exempt Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares****	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares*****	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	1,981,997,866	1,981,997,866	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	69,253,500	69,253,500	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	21,649,034	21,649,034	27,838,722	27,838,722
Service Shares	142,889,466	142,889,466	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	184,507,988	184,507,988	173,396,796	173,396,796
Tax-Free Investment Class	281,275,906	281,275,906	295,255,493	295,255,493
Account Maintenance Fees	—	19,240	—	24,208
		$ 2,681,593,000		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares****	—	$ —	50	$ 50
Davidson Cash Equivalent Shares*****	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	110,529	110,529	79,736	79,736
Deutsche Tax-Exempt Money Fund	62,717	62,717	57,472	57,472
Deutsche Tax-Free Money Fund Class S	22,818	22,818	25,314	25,314
Service Shares	10,263	10,263	14,913	14,913
Tax-Exempt Cash Managed Shares	83	83	109	109
Tax-Free Investment Class	64,744	64,744	81,176	81,176
		$ 271,154		$ 259,881
Shares redeemed
Capital Assets Funds Shares****	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares*****	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(1,764,135,494)	(1,764,135,494)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(74,421,648)	(74,421,648)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(30,672,226)	(30,672,226)	(41,370,571)	(41,370,571)
Service Shares	(141,637,902)	(141,637,902)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(176,378,285)	(176,378,285)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(304,527,724)	(304,527,724)	(315,612,225)	(315,612,225)
		$ (2,491,773,279)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares****	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares*****	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	217,972,901	217,972,901	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(5,105,431)	(5,105,431)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(9,000,374)	(9,000,374)	(13,506,535)	(13,506,535)
Service Shares	1,261,827	1,261,827	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	8,129,786	8,129,786	(50,461,103)	(50,461,103)
Tax-Free Investment Class	(23,187,074)	(23,187,074)	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	19,240	—	24,208
		$ 190,090,875		$ (892,071,483)

**** The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

*****The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective no later than October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") will seek to qualify as a retail money market fund under the reforms and will implement policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons will be permitted to retain their shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio will continue to operate with its existing investment objective and investment strategy and will continue to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio will seek to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, Tax-Exempt Portfolio will implement liquidity fees and/or redemption gates no later than October 14, 2016.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (two of the Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.05	$ 1,000.17
Expenses Paid per $1,000*	$ 1.44	$ .90
Hypothetical 5% Fund Return
Beginning Account Value 11/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/16	$ 1,023.42	$ 1,023.97
Expenses Paid per $1,000*	$ 1.46	$ .91
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.29%	.18%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Tax-Exempt Portfolio paid distributions of $0.0001 per share from net long-term capital gains during its year ended April 30, 2016.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2016, 100% are designated as exempt interest dividends for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, Tax-Exempt Portfolio designates $15,000 as capital gain dividends for its year ended April 30, 2016.

For the Government & Agency Securities Portfolio, a total of 28% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: Government Cash Managed Shares (3rd quartile), Deutsche Government & Agency Money Fund shares (3rd quartile), and Services Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share class: Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

April 30, 2016

Annual Report
to Shareholders

Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares

Fund #250

Government Cash
Managed Shares

Fund #254

Contents

4 Portfolio Management Review

7 Portfolio Summary

8 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statement of Changes in Net Assets

18 Financial Highlights

20 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Information About Your Fund's Expenses

32 Tax Information

33 Other Information

34 Advisory Agreement Board Considerations and Fee Evaluation

38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, with short-maturity yields at low levels, we pursued a "laddered" strategy: The fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight Treasury repurchase agreements to six-month agency and Treasury securities. At the same time, we purchased six-month-to-one-year U.S. agency and Treasury floating-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Government Cash Institutional Shares	.30%*
Government Cash Managed Shares	.01%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.8%
U.S. Government Sponsored Agencies 60.4%
Federal Farm Credit Bank:
0.25%*, 5/13/2016	42,000,000	41,995,940
0.25%*, 5/27/2016	7,500,000	7,497,833
0.28%**, 5/5/2016	58,000,000	58,000,001
0.29%*, 6/14/2016	7,500,000	7,497,113
0.3%**, 5/20/2016	25,000,000	25,000,021
0.33%**, 7/8/2016	35,000,000	35,002,977
0.35%*, 8/11/2016	17,500,000	17,483,638
0.35%*, 8/26/2016	16,000,000	15,982,320
0.39%**, 9/22/2016	35,000,000	35,000,000
0.46%**, 1/27/2017	35,000,000	35,000,000
0.47%**, 2/28/2017	15,000,000	14,999,676
0.47%**, 3/8/2017	10,000,000	9,999,549
0.47%**, 3/22/2017	22,000,000	21,998,960
0.54%**, 9/21/2017	15,000,000	15,000,000
0.57%**, 2/23/2018	38,000,000	37,986,034
0.57%**, 3/8/2018	50,000,000	49,995,220
0.58%*, 11/3/2016	5,000,000	4,990,849
Federal Home Loan Bank:
0.25%*, 5/16/2016	18,000,000	17,997,225
0.25%*, 5/16/2016	37,500,000	37,493,750
0.25%*, 5/18/2016	35,000,000	34,993,819
0.25%*, 5/25/2016	15,000,000	14,997,000
0.25%*, 5/31/2016	15,000,000	14,995,125
144A, 0.27%, 5/18/2016	38,000,000	37,999,399
0.29%*, 6/2/2016	30,000,000	29,990,933
0.29%*, 6/7/2016	18,000,000	17,991,305
0.29%*, 6/13/2016	38,000,000	37,979,575
0.29%*, 6/13/2016	18,000,000	17,989,250
0.29%*, 6/21/2016	42,000,000	41,976,795
0.29%*, 6/22/2016	20,000,000	19,989,022
0.29%*, 6/28/2016	12,000,000	11,994,007
0.31%**, 6/3/2016	35,000,000	35,000,000
0.32%*, 7/1/2016	18,000,000	17,989,325
0.32%*, 7/1/2016	22,500,000	22,483,988
0.32%*, 7/5/2016	75,000,000	74,953,958
0.32%*, 7/5/2016	38,000,000	37,958,834
0.32%*, 7/11/2016	12,500,000	12,490,139
0.32%*, 7/12/2016	40,000,000	39,966,400
0.32%*, 7/15/2016	25,000,000	24,984,375
0.32%*, 7/25/2016	35,000,000	34,966,944
0.35%*, 8/15/2016	15,000,000	14,984,983
0.35%*, 8/22/2016	25,000,000	24,956,840
0.36%**, 7/22/2016	38,000,000	38,000,000
0.39%**, 8/17/2016	65,000,000	65,000,000
0.39%**, 8/26/2016	12,500,000	12,500,000
0.39%*, 9/14/2016	11,000,000	10,976,313
0.39%*, 9/14/2016	14,810,000	14,777,550
0.39%*, 9/19/2016	25,000,000	24,951,042
0.39%*, 9/21/2016	24,000,000	23,961,867
0.39%*, 9/23/2016	85,000,000	84,839,090
0.39%*, 9/26/2016	25,000,000	24,956,833
0.41%**, 10/7/2016	35,000,000	35,000,000
0.42%*, 10/3/2016	27,000,000	26,947,688
0.42%*, 10/25/2016	36,000,000	35,919,465
0.42%*, 10/26/2016	30,000,000	29,931,025
0.43%**, 11/18/2016	35,000,000	35,000,000
0.46%**, 10/12/2016	65,000,000	64,998,271
0.47%*, 12/23/2016	30,000,000	29,892,818
0.48%, 9/9/2016	7,700,000	7,697,797
0.49%, 10/7/2016	20,000,000	19,998,026
0.5%**, 2/3/2017	5,000,000	4,996,878
0.5%**, 5/8/2017	25,000,000	25,000,000
0.51%**, 2/8/2017	15,000,000	14,999,439
0.52%**, 4/5/2017	15,000,000	15,000,000
0.52%**, 8/18/2017	40,000,000	39,924,217
0.56%**, 10/25/2017	12,000,000	12,000,000
Federal Home Loan Mortgage Corp.:
0.25%*, 5/10/2016	40,000,000	39,996,050
0.29%*, 6/2/2016	22,500,000	22,491,200
0.29%*, 6/6/2016	17,500,000	17,492,300
0.29%*, 6/17/2016	12,000,000	11,993,733
0.29%*, 6/22/2016	22,000,000	21,986,018
0.29%*, 6/27/2016	35,000,000	34,978,387
0.32%, 7/18/2016	35,000,000	35,377,650
0.32%*, 7/22/2016	12,500,000	12,486,903
0.39%*, 9/2/2016	25,000,000	24,956,944
0.39%*, 9/9/2016	40,000,000	39,922,128
0.43%**, 12/12/2016	33,000,000	32,983,601
0.53%**, 7/21/2017	25,000,000	24,996,857
0.63%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.25%*, 5/23/2016	15,000,000	14,996,517
0.29%*, 6/2/2016	15,000,000	14,995,333
0.29%*, 6/3/2016	17,500,000	17,494,305
0.32%*, 7/1/2016	17,500,000	17,488,880
0.32%*, 7/19/2016	25,000,000	24,978,056
0.32%*, 7/25/2016	20,000,000	19,981,111
0.46%**, 10/21/2016	32,000,000	31,999,178
0.53%**, 7/20/2017	15,000,000	14,999,074
		2,309,415,666
U.S. Treasury Obligations 5.4%
U.S. Treasury Bills:
0.15%*, 5/12/2016	15,000,000	14,998,508
0.21%*, 7/28/2016	12,000,000	11,987,240
0.35%*, 10/13/2016	25,000,000	24,961,042
U.S. Treasury Notes:
0.17%, 5/15/2016	20,000,000	20,000,413
0.27%**, 7/31/2016	40,000,000	40,001,009
0.33%**, 4/30/2017	35,000,000	34,964,363
0.41%**, 1/31/2018	60,000,000	60,025,525
		206,938,100
Total Government & Agency Obligations (Cost $2,516,353,766)		2,516,353,766

Repurchase Agreements 36.7%
BNP Paribas, 0.28%, dated 4/29/2016, to be repurchased at $305,007,117 on 5/2/2016 (a)	305,000,000	305,000,000
BNP Paribas, 0.3%, dated 4/29/2016, to be repurchased at $115,002,875 on 5/2/2016 (b)	115,000,000	115,000,000
Citigroup Global Markets, Inc., 0.28%, dated 4/29/2016, to be repurchased at $140,003,267 on 5/2/2016 (c)	140,000,000	140,000,000
Merrill Lynch & Co., Inc., 0.28%, dated 4/29/2016, to be repurchased at $55,001,283 on 5/2/2016 (d)	55,000,000	55,000,000
Nomura Securities International, 0.31%, dated 4/29/2016, to be repurchased at $466,012,038 on 5/2/2016 (e)	466,000,000	466,000,000
Wells Fargo Bank, 0.31%, dated 4/29/2016, to be repurchased at $325,008,396 on 5/2/2016 (f)	325,000,000	325,000,000
Total Repurchase Agreements (Cost $1,406,000,000)		1,406,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,922,353,766)†	102.5	3,922,353,766
Other Assets and Liabilities, Net	(2.5)	(94,069,033)
Net Assets	100.0	3,828,284,733

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $3,922,353,766.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bills	Zero Coupon	5/26/2016– 10/20/2016	1,599
600	U.S. Treasury Bond	8.0	11/15/2021	833
294,281,400	U.S. Treasury Notes	1.125–2.75	2/28/2021– 2/15/2024	308,339,177
3,523,517	U.S. Treasury STRIPS	Zero Coupon	11/15/2024– 8/15/2044	2,758,409
Total Collateral Value				311,100,018

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42	Federal Home Loan Mortgage Corp.	6.0	8/1/2037	48
11,525	Federal National Mortgage Association	2.5–7.5	8/1/2023– 6/1/2045	11,908
4,750,961	Government National Mortgage Association	4.0–5.5	6/15/2033– 10/20/2045	5,090,145
215,400	U.S. Treasury Bills	Zero Coupon	5/26/2016– 10/13/2016	215,058
61,997,600	U.S. Treasury Bonds	2.5–4.375	2/15/2038– 11/15/2045	64,724,599
43,588,900	U.S. Treasury Notes	1.625–4.75	8/15/2017– 2/15/2024	47,258,102
290	U.S. Treasury STRIPS	Zero Coupon	2/15/2031– 2/15/2045	158
Total Collateral Value				117,300,018

(c) Collateralized by $140,925,000 U.S. Treasury Notes, with the various coupon rates from 0.875%–1.5%, with various maturity dates on 11/30/2017–1/31/2019 with a value of $142,800,066.

(d) Collateralized by $54,824,400 U.S. Treasury Note, 1.625%, maturing on 11/30/2020 with a value of $56,100,012.

(e) Collateralized by $465,550,000 U.S. Treasury Notes, with the various coupon rates from 0.875%–2.875%, with various maturity dates on 3/31/2018–4/15/2019 with a value of $475,320,012.

(f) Collateralized by $315,573,864 Federal National Mortgage Association, 3.5%, maturing on 2/1/2046 with a value of $331,500,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 2,516,353,766	$ —	$ 2,516,353,766
Repurchase Agreements	—	1,406,000,000	—	1,406,000,000
Total	$ —	$ 3,922,353,766	$ —	$ 3,922,353,766

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,516,353,766
Repurchase agreements, valued at amortized cost	1,406,000,000
Investments in securities, at value (cost $3,922,353,766)	3,922,353,766
Receivable for investments sold	506,003,624
Receivable for Fund shares sold	945,288
Interest receivable	1,442,490
Due from Advisor	3
Other assets	66,238
Total assets	4,430,811,409
Liabilities
Cash overdraft	135,343,294
Payable for investments purchased	466,000,000
Payable for Fund shares redeemed	1,098
Distributions payable	494,917
Accrued Trustees' fees	35,725
Other accrued expenses and payables	651,642
Total liabilities	602,526,676
Net assets, at value	$ 3,828,284,733
Net Assets Consist of
Undistributed net investment income	204,637
Accumulated net realized gain (loss)	(436,281)
Paid-in capital	3,828,516,377
Net assets, at value	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($84,352,187 ÷ 84,355,345 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,430,106,149 ÷ 3,430,236,031 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($268,203,370 ÷ 268,213,523 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,623,027 ÷ 45,624,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 8,250,375
Expenses: Management fee	2,583,611
Administration fee	3,687,861
Services to shareholders	821,423
Distribution and service fees	867,654
Custodian fee	59,106
Professional fees	160,381
Reports to shareholders	60,195
Registration fees	89,068
Trustees' fees and expenses	144,176
Other	174,127
Total expenses before expense reductions	8,647,602
Expense reductions	(4,244,322)
Total expenses after expense reductions	4,403,280
Net investment income	3,847,095
Net realized gain (loss) from investments	(5,349)
Net increase (decrease) in net assets resulting from operations	$ 3,841,746

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2016	2015
Operations: Net investment income	$ 3,847,095	$ 1,041,565
Net realized gain (loss)	(5,349)	6,049
Net increase in net assets resulting from operations	3,841,746	1,047,614
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(38)
Davidson Cash Equivalent Shares**	—	(763)
Davidson Cash Equivalent Plus Shares***	—	(1,874)
Deutsche Government & Agency Money Fund	(40,911)	(8,269)
Deutsche Government Cash Institutional Shares	(3,764,355)	(999,708)
Government Cash Managed Shares	(32,243)	(23,600)
Service Shares	(6,441)	(7,330)
Total distributions	(3,843,950)	(1,041,582)
Fund share transactions: Proceeds from shares sold	25,314,465,900	20,788,173,097
Reinvestment of distributions	1,320,688	286,644
Cost of shares redeemed	(25,204,404,928)	(20,536,881,259)
Net increase (decrease) in net assets from Fund share transactions	111,381,660	251,578,482
Increase (decrease) in net assets	111,379,456	251,584,514
Net assets at beginning of period	3,716,905,277	3,465,320,763
Net assets at end of period (including undistributed net investment income of $204,637 and $201,492, respectively)	$ 3,828,284,733	$ 3,716,905,277

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	(.000)*	.000*	.000*
Total from investment operations	.001	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.001)	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.12	.03	.03	.03	.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,430	3,333	3,005	2,256	2,713
Ratio of expenses before expense reductions (%)	.20	.20	.20	.20	.19
Ratio of expenses after expense reductions (%)	.11	.06	.06	.15	.08
Ratio of net investment income (%)	.12	.03	.03	.03	.04
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	(.000)*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	268	235	214	222	215
Ratio of expenses before expense reductions (%)	.42	.42	.43	.42	.41
Ratio of expenses after expense reductions (%)	.22	.08	.08	.17	.11
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2016, the Fund held repurchase agreements with a gross value of $1,406,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2016, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 including $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $5,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2016, the Fund's components of distributable earnings on a tax basis are as follows:

Government & Agency Securities Portfolio: Undistributed ordinary income*	$ 699,555
Capital loss carryforwards	$ (436,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2016	2015
Government & Agency Securities Portfolio: Distributions from ordinary income*	$ 3,843,950	$ 1,041,582

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

For the period from January 7, 2016 through April 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.10%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,583,611, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Government & Agency Securities Portfolio	$ 3,687,861	$ 506,574	$ 248,114

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2016, the amounts charged to the Fund by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Government & Agency Money Fund	$ 58,141	$ 14,969	$ 19,724
Deutsche Government Cash Institutional Shares	281,688	281,688	—
Government Cash Managed Shares	265,546	—	36,698
Service Shares	159,164	100,465	30,709
	$ 764,539	$ 397,122	$ 87,131

For the year ended April 30, 2016, the Advisor reimbursed Deutsche Government Cash Institutional Shares $3 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 385,385	$ 385,385.00%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at April 30, 2016	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 482,269	$ 371,627	$ 110,642.03%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Government & Agency Securities Portfolio	$ 24,977	$ 12,867

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2016, two shareholder accounts held approximately 21% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	127,336	$ 127,336
Davidson Cash Equivalent Shares**	—	—	2,936,070	2,936,070
Davidson Cash Equivalent Plus Shares***	—	—	98,013,337	98,013,337
Deutsche Government & Agency Money Fund	97,379,820	97,379,820	70,824,819	70,824,819
Deutsche Government Cash Institutional Shares	23,473,413,019	23,473,413,019	19,403,672,396	19,403,672,396
Government Cash Managed Shares	1,342,759,830	1,342,759,830	896,901,108	896,901,108
Service Shares	400,896,361	400,896,361	315,676,337	315,676,337
Account Maintenance Fees	—	16,870	—	21,694
		$ 25,314,465,900		$ 20,788,173,097
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	30	$ 30
Davidson Cash Equivalent Shares**	—	—	750	750
Davidson Cash Equivalent Plus Shares***	—	—	1,678	1,678
Deutsche Government & Agency Money Fund	37,704	37,704	8,139	8,139
Deutsche Government Cash Institutional Shares	1,268,254	1,268,254	261,182	261,182
Government Cash Managed Shares	8,598	8,598	7,540	7,540
Service Shares	6,132	6,132	7,325	7,325
		$ 1,320,688		$ 286,644
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(5,074,629)	$ (5,074,629)
Davidson Cash Equivalent Shares**	—	—	(15,792,015)	(15,792,015)
Davidson Cash Equivalent Plus Shares***	—	—	(187,816,987)	(187,816,987)
Deutsche Government & Agency Money Fund	(97,523,241)	(97,523,241)	(79,997,880)	(79,997,880)
Deutsche Government Cash Institutional Shares	(23,377,183,760)	(23,377,183,760)	(19,076,241,450)	(19,076,241,450)
Government Cash Managed Shares	(1,310,055,804)	(1,310,055,804)	(875,501,896)	(875,501,896)
Service Shares	(419,642,123)	(419,642,123)	(296,456,402)	(296,456,402)
		$ (25,204,404,928)		$ (20,536,881,259)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(4,947,263)	$ (4,947,263)
Davidson Cash Equivalent Shares**	—	—	(12,855,195)	(12,855,195)
Davidson Cash Equivalent Plus Shares***	—	—	(89,801,972)	(89,801,972)
Deutsche Government & Agency Money Fund	(105,717)	(105,717)	(9,164,922)	(9,164,922)
Deutsche Government Cash Institutional Shares	97,497,513	97,497,513	327,692,128	327,692,128
Government Cash Managed Shares	32,712,624	32,712,624	21,406,752	21,406,752
Service Shares	(18,739,630)	(18,739,630)	19,227,260	19,227,260
Account Maintenance Fees	—	16,870	—	21,694
		$ 111,381,660		$ 251,578,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Government & Agency Securities Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.96	$ 1,000.05
Expenses Paid per $1,000*	$ .60	$ 1.49
Hypothetical 5% Fund Return
Beginning Account Value 11/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/16	$ 1,024.07	$ 1,023.37
Expenses Paid per $1,000*	$ .60	$ 1.51
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.12%
Government Cash Managed Shares		.30%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 28% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: Government Cash Managed Shares (3rd quartile), Deutsche Government & Agency Money Fund shares (3rd quartile), and Services Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share class: Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

April 30, 2016

Annual Report
to Shareholders

Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Contents

3 Portfolio Management Review

6 Portfolio Summary

9 Investment Portfolio

15 Statement of Assets and Liabilities

17 Statement of Operations

18 Statement of Changes in Net Assets

19 Financial Highlights

20 Notes to Financial Statements

29 Report of Independent Registered Public Accounting Firm

30 Information About Your Fund's Expenses

31 Tax Information

32 Other Information

33 Advisory Agreement Board Considerations and Fee Evaluation

37 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, with short-maturity yields at low levels, we pursued a "laddered" strategy: The fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight Treasury repurchase agreements to six-month agency and Treasury securities. At the same time, we purchased six-month-to-one-year U.S. agency and Treasury floating-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Government & Agency Money Fund	.15%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 65.8%
U.S. Government Sponsored Agencies 60.4%
Federal Farm Credit Bank:
0.25%*, 5/13/2016	42,000,000	41,995,940
0.25%*, 5/27/2016	7,500,000	7,497,833
0.28%**, 5/5/2016	58,000,000	58,000,001
0.29%*, 6/14/2016	7,500,000	7,497,113
0.3%**, 5/20/2016	25,000,000	25,000,021
0.33%**, 7/8/2016	35,000,000	35,002,977
0.35%*, 8/11/2016	17,500,000	17,483,638
0.35%*, 8/26/2016	16,000,000	15,982,320
0.39%**, 9/22/2016	35,000,000	35,000,000
0.46%**, 1/27/2017	35,000,000	35,000,000
0.47%**, 2/28/2017	15,000,000	14,999,676
0.47%**, 3/8/2017	10,000,000	9,999,549
0.47%**, 3/22/2017	22,000,000	21,998,960
0.54%**, 9/21/2017	15,000,000	15,000,000
0.57%**, 2/23/2018	38,000,000	37,986,034
0.57%**, 3/8/2018	50,000,000	49,995,220
0.58%*, 11/3/2016	5,000,000	4,990,849
Federal Home Loan Bank:
0.25%*, 5/16/2016	18,000,000	17,997,225
0.25%*, 5/16/2016	37,500,000	37,493,750
0.25%*, 5/18/2016	35,000,000	34,993,819
0.25%*, 5/25/2016	15,000,000	14,997,000
0.25%*, 5/31/2016	15,000,000	14,995,125
144A, 0.27%, 5/18/2016	38,000,000	37,999,399
0.29%*, 6/2/2016	30,000,000	29,990,933
0.29%*, 6/7/2016	18,000,000	17,991,305
0.29%*, 6/13/2016	38,000,000	37,979,575
0.29%*, 6/13/2016	18,000,000	17,989,250
0.29%*, 6/21/2016	42,000,000	41,976,795
0.29%*, 6/22/2016	20,000,000	19,989,022
0.29%*, 6/28/2016	12,000,000	11,994,007
0.31%**, 6/3/2016	35,000,000	35,000,000
0.32%*, 7/1/2016	18,000,000	17,989,325
0.32%*, 7/1/2016	22,500,000	22,483,988
0.32%*, 7/5/2016	75,000,000	74,953,958
0.32%*, 7/5/2016	38,000,000	37,958,834
0.32%*, 7/11/2016	12,500,000	12,490,139
0.32%*, 7/12/2016	40,000,000	39,966,400
0.32%*, 7/15/2016	25,000,000	24,984,375
0.32%*, 7/25/2016	35,000,000	34,966,944
0.35%*, 8/15/2016	15,000,000	14,984,983
0.35%*, 8/22/2016	25,000,000	24,956,840
0.36%**, 7/22/2016	38,000,000	38,000,000
0.39%**, 8/17/2016	65,000,000	65,000,000
0.39%**, 8/26/2016	12,500,000	12,500,000
0.39%*, 9/14/2016	11,000,000	10,976,313
0.39%*, 9/14/2016	14,810,000	14,777,550
0.39%*, 9/19/2016	25,000,000	24,951,042
0.39%*, 9/21/2016	24,000,000	23,961,867
0.39%*, 9/23/2016	85,000,000	84,839,090
0.39%*, 9/26/2016	25,000,000	24,956,833
0.41%**, 10/7/2016	35,000,000	35,000,000
0.42%*, 10/3/2016	27,000,000	26,947,688
0.42%*, 10/25/2016	36,000,000	35,919,465
0.42%*, 10/26/2016	30,000,000	29,931,025
0.43%**, 11/18/2016	35,000,000	35,000,000
0.46%**, 10/12/2016	65,000,000	64,998,271
0.47%*, 12/23/2016	30,000,000	29,892,818
0.48%, 9/9/2016	7,700,000	7,697,797
0.49%, 10/7/2016	20,000,000	19,998,026
0.5%**, 2/3/2017	5,000,000	4,996,878
0.5%**, 5/8/2017	25,000,000	25,000,000
0.51%**, 2/8/2017	15,000,000	14,999,439
0.52%**, 4/5/2017	15,000,000	15,000,000
0.52%**, 8/18/2017	40,000,000	39,924,217
0.56%**, 10/25/2017	12,000,000	12,000,000
Federal Home Loan Mortgage Corp.:
0.25%*, 5/10/2016	40,000,000	39,996,050
0.29%*, 6/2/2016	22,500,000	22,491,200
0.29%*, 6/6/2016	17,500,000	17,492,300
0.29%*, 6/17/2016	12,000,000	11,993,733
0.29%*, 6/22/2016	22,000,000	21,986,018
0.29%*, 6/27/2016	35,000,000	34,978,387
0.32%, 7/18/2016	35,000,000	35,377,650
0.32%*, 7/22/2016	12,500,000	12,486,903
0.39%*, 9/2/2016	25,000,000	24,956,944
0.39%*, 9/9/2016	40,000,000	39,922,128
0.43%**, 12/12/2016	33,000,000	32,983,601
0.53%**, 7/21/2017	25,000,000	24,996,857
0.63%**, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.25%*, 5/23/2016	15,000,000	14,996,517
0.29%*, 6/2/2016	15,000,000	14,995,333
0.29%*, 6/3/2016	17,500,000	17,494,305
0.32%*, 7/1/2016	17,500,000	17,488,880
0.32%*, 7/19/2016	25,000,000	24,978,056
0.32%*, 7/25/2016	20,000,000	19,981,111
0.46%**, 10/21/2016	32,000,000	31,999,178
0.53%**, 7/20/2017	15,000,000	14,999,074
		2,309,415,666
U.S. Treasury Obligations 5.4%
U.S. Treasury Bills:
0.15%*, 5/12/2016	15,000,000	14,998,508
0.21%*, 7/28/2016	12,000,000	11,987,240
0.35%*, 10/13/2016	25,000,000	24,961,042
U.S. Treasury Notes:
0.17%, 5/15/2016	20,000,000	20,000,413
0.27%**, 7/31/2016	40,000,000	40,001,009
0.33%**, 4/30/2017	35,000,000	34,964,363
0.41%**, 1/31/2018	60,000,000	60,025,525
		206,938,100
Total Government & Agency Obligations (Cost $2,516,353,766)		2,516,353,766

Repurchase Agreements 36.7%
BNP Paribas, 0.28%, dated 4/29/2016, to be repurchased at $305,007,117 on 5/2/2016 (a)	305,000,000	305,000,000
BNP Paribas, 0.3%, dated 4/29/2016, to be repurchased at $115,002,875 on 5/2/2016 (b)	115,000,000	115,000,000
Citigroup Global Markets, Inc., 0.28%, dated 4/29/2016, to be repurchased at $140,003,267 on 5/2/2016 (c)	140,000,000	140,000,000
Merrill Lynch & Co., Inc., 0.28%, dated 4/29/2016, to be repurchased at $55,001,283 on 5/2/2016 (d)	55,000,000	55,000,000
Nomura Securities International, 0.31%, dated 4/29/2016, to be repurchased at $466,012,038 on 5/2/2016 (e)	466,000,000	466,000,000
Wells Fargo Bank, 0.31%, dated 4/29/2016, to be repurchased at $325,008,396 on 5/2/2016 (f)	325,000,000	325,000,000
Total Repurchase Agreements (Cost $1,406,000,000)		1,406,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,922,353,766)†	102.5	3,922,353,766
Other Assets and Liabilities, Net	(2.5)	(94,069,033)
Net Assets	100.0	3,828,284,733

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $3,922,353,766.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,600	U.S. Treasury Bills	Zero Coupon	5/26/2016– 10/20/2016	1,599
600	U.S. Treasury Bond	8.0	11/15/2021	833
294,281,400	U.S. Treasury Notes	1.125–2.75	2/28/2021– 2/15/2024	308,339,177
3,523,517	U.S. Treasury STRIPS	Zero Coupon	11/15/2024– 8/15/2044	2,758,409
Total Collateral Value				311,100,018

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42	Federal Home Loan Mortgage Corp.	6.0	8/1/2037	48
11,525	Federal National Mortgage Association	2.5–7.5	8/1/2023– 6/1/2045	11,908
4,750,961	Government National Mortgage Association	4.0–5.5	6/15/2033– 10/20/2045	5,090,145
215,400	U.S. Treasury Bills	Zero Coupon	5/26/2016– 10/13/2016	215,058
61,997,600	U.S. Treasury Bonds	2.5–4.375	2/15/2038– 11/15/2045	64,724,599
43,588,900	U.S. Treasury Notes	1.625–4.75	8/15/2017– 2/15/2024	47,258,102
290	U.S. Treasury STRIPS	Zero Coupon	2/15/2031– 2/15/2045	158
Total Collateral Value				117,300,018

(c) Collateralized by $140,925,000 U.S. Treasury Notes, with the various coupon rates from 0.875%–1.5%, with various maturity dates on 11/30/2017–1/31/2019 with a value of $142,800,066.

(d) Collateralized by $54,824,400 U.S. Treasury Note, 1.625%, maturing on 11/30/2020 with a value of $56,100,012.

(e) Collateralized by $465,550,000 U.S. Treasury Notes, with the various coupon rates from 0.875%–2.875%, with various maturity dates on 3/31/2018–4/15/2019 with a value of $475,320,012.

(f) Collateralized by $315,573,864 Federal National Mortgage Association, 3.5%, maturing on 2/1/2046 with a value of $331,500,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 2,516,353,766	$ —	$ 2,516,353,766
Repurchase Agreements	—	1,406,000,000	—	1,406,000,000
Total	$ —	$ 3,922,353,766	$ —	$ 3,922,353,766

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 2,516,353,766
Repurchase agreements, valued at amortized cost	1,406,000,000
Investments in securities, at value (cost $3,922,353,766)	3,922,353,766
Receivable for investments sold	506,003,624
Receivable for Fund shares sold	945,288
Interest receivable	1,442,490
Due from Advisor	3
Other assets	66,238
Total assets	4,430,811,409
Liabilities
Cash overdraft	135,343,294
Payable for investments purchased	466,000,000
Payable for Fund shares redeemed	1,098
Distributions payable	494,917
Accrued Trustees' fees	35,725
Other accrued expenses and payables	651,642
Total liabilities	602,526,676
Net assets, at value	$ 3,828,284,733
Net Assets Consist of
Undistributed net investment income	204,637
Accumulated net realized gain (loss)	(436,281)
Paid-in capital	3,828,516,377
Net assets, at value	$ 3,828,284,733

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($84,352,187 ÷ 84,355,345 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($3,430,106,149 ÷ 3,430,236,031 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($268,203,370 ÷ 268,213,523 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,623,027 ÷ 45,624,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 8,250,375
Expenses: Management fee	2,583,611
Administration fee	3,687,861
Services to shareholders	821,423
Distribution and service fees	867,654
Custodian fee	59,106
Professional fees	160,381
Reports to shareholders	60,195
Registration fees	89,068
Trustees' fees and expenses	144,176
Other	174,127
Total expenses before expense reductions	8,647,602
Expense reductions	(4,244,322)
Total expenses after expense reductions	4,403,280
Net investment income	3,847,095
Net realized gain (loss) from investments	(5,349)
Net increase (decrease) in net assets resulting from operations	$ 3,841,746

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2016	2015
Operations: Net investment income	$ 3,847,095	$ 1,041,565
Net realized gain (loss)	(5,349)	6,049
Net increase in net assets resulting from operations	3,841,746	1,047,614
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(38)
Davidson Cash Equivalent Shares**	—	(763)
Davidson Cash Equivalent Plus Shares***	—	(1,874)
Deutsche Government & Agency Money Fund	(40,911)	(8,269)
Deutsche Government Cash Institutional Shares	(3,764,355)	(999,708)
Government Cash Managed Shares	(32,243)	(23,600)
Service Shares	(6,441)	(7,330)
Total distributions	(3,843,950)	(1,041,582)
Fund share transactions: Proceeds from shares sold	25,314,465,900	20,788,173,097
Reinvestment of distributions	1,320,688	286,644
Cost of shares redeemed	(25,204,404,928)	(20,536,881,259)
Net increase (decrease) in net assets from Fund share transactions	111,381,660	251,578,482
Increase (decrease) in net assets	111,379,456	251,584,514
Net assets at beginning of period	3,716,905,277	3,465,320,763
Net assets at end of period (including undistributed net investment income of $204,637 and $201,492, respectively)	$ 3,828,284,733	$ 3,716,905,277

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	(.000)*	.000*	(.000)*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.05	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	84	94	117	139
Ratio of expenses before expense reductions (%)	.28	.27	.27	.28	.26
Ratio of expenses after expense reductions (%)	.18	.08	.08	.17	.11
Ratio of net investment income (%)	.05	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2016, the Fund held repurchase agreements with a gross value of $1,406,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2016, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $436,000 including $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $5,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2016, the Fund's components of distributable earnings on a tax basis are as follows:

Government & Agency Securities Portfolio: Undistributed ordinary income*	$ 699,555
Capital loss carryforwards	$ (436,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2016	2015
Government & Agency Securities Portfolio: Distributions from ordinary income*	$ 3,843,950	$ 1,041,582

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government & Agency Money Fund shares.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,583,611, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Government & Agency Securities Portfolio	$ 3,687,861	$ 506,574	$ 248,114

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2016, the amounts charged to the Fund by DSC were as follows:

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Government & Agency Money Fund	$ 58,141	$ 14,969	$ 19,724
Deutsche Government Cash Institutional Shares	281,688	281,688	—
Government Cash Managed Shares	265,546	—	36,698
Service Shares	159,164	100,465	30,709
	$ 764,539	$ 397,122	$ 87,131

For the year ended April 30, 2016, the Advisor reimbursed Deutsche Government Cash Institutional Shares $3 of sub-recordkeeping expense.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 385,385	$ 385,385.00%		.60%

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at April 30, 2016	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$ 482,269	$ 371,627	$ 110,642.03%		.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Government & Agency Securities Portfolio	$ 24,977	$ 12,867

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2016, two shareholder accounts held approximately 21% and 12% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	127,336	$ 127,336
Davidson Cash Equivalent Shares**	—	—	2,936,070	2,936,070
Davidson Cash Equivalent Plus Shares***	—	—	98,013,337	98,013,337
Deutsche Government & Agency Money Fund	97,379,820	97,379,820	70,824,819	70,824,819
Deutsche Government Cash Institutional Shares	23,473,413,019	23,473,413,019	19,403,672,396	19,403,672,396
Government Cash Managed Shares	1,342,759,830	1,342,759,830	896,901,108	896,901,108
Service Shares	400,896,361	400,896,361	315,676,337	315,676,337
Account Maintenance Fees	—	16,870	—	21,694
		$ 25,314,465,900		$ 20,788,173,097
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	30	$ 30
Davidson Cash Equivalent Shares**	—	—	750	750
Davidson Cash Equivalent Plus Shares***	—	—	1,678	1,678
Deutsche Government & Agency Money Fund	37,704	37,704	8,139	8,139
Deutsche Government Cash Institutional Shares	1,268,254	1,268,254	261,182	261,182
Government Cash Managed Shares	8,598	8,598	7,540	7,540
Service Shares	6,132	6,132	7,325	7,325
		$ 1,320,688		$ 286,644
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(5,074,629)	$ (5,074,629)
Davidson Cash Equivalent Shares**	—	—	(15,792,015)	(15,792,015)
Davidson Cash Equivalent Plus Shares***	—	—	(187,816,987)	(187,816,987)
Deutsche Government & Agency Money Fund	(97,523,241)	(97,523,241)	(79,997,880)	(79,997,880)
Deutsche Government Cash Institutional Shares	(23,377,183,760)	(23,377,183,760)	(19,076,241,450)	(19,076,241,450)
Government Cash Managed Shares	(1,310,055,804)	(1,310,055,804)	(875,501,896)	(875,501,896)
Service Shares	(419,642,123)	(419,642,123)	(296,456,402)	(296,456,402)
		$ (25,204,404,928)		$ (20,536,881,259)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(4,947,263)	$ (4,947,263)
Davidson Cash Equivalent Shares**	—	—	(12,855,195)	(12,855,195)
Davidson Cash Equivalent Plus Shares***	—	—	(89,801,972)	(89,801,972)
Deutsche Government & Agency Money Fund	(105,717)	(105,717)	(9,164,922)	(9,164,922)
Deutsche Government Cash Institutional Shares	97,497,513	97,497,513	327,692,128	327,692,128
Government Cash Managed Shares	32,712,624	32,712,624	21,406,752	21,406,752
Service Shares	(18,739,630)	(18,739,630)	19,227,260	19,227,260
Account Maintenance Fees	—	16,870	—	21,694
		$ 111,381,660		$ 251,578,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and is no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Government & Agency Securities Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.41
Expenses Paid per $1,000*	$ 1.14
Hypothetical 5% Fund Return
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,023.72
Expenses Paid per $1,000*	$ 1.16
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.23%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 28% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: Government Cash Managed Shares (3rd quartile), Deutsche Government & Agency Money Fund shares (3rd quartile), and Services Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share class: Deutsche Government Cash Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

April 30, 2016

Annual Report
to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

(Effective on or about July 1, 2016, Deutsche Tax-Exempt Cash Institutional Shares will change its name to Deutsche Tax-Exempt Cash Premier Shares)

Fund #148

Tax-Exempt Cash
Managed Shares

Fund #248

Contents

4 Portfolio Management Review

8 Portfolio Summary

11 Investment Portfolio

21 Statement of Assets and Liabilities

23 Statement of Operations

24 Statement of Changes in Net Assets

26 Financial Highlights

28 Notes to Financial Statements

37 Report of Independent Registered Public Accounting Firm

38 Information About Your Fund's Expenses

39 Tax Information

41 Other Information

42 Advisory Agreement Board Considerations and Fee Evaluation

47 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality by maintaining an "ultra-barbell" strategy: The fund held significant positions in short-term Variable Rate Demand Notes (VRDNs) as well as longer-term fixed-rate securities with maturities ranging from 10 to 13 months. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Tax-Exempt Cash Institutional Shares	.29%*
Equivalent Taxable Yield	.51%**
Tax-Exempt Cash Managed Shares	.01%*
Equivalent Taxable Yield	.02%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 92.8%
Alaska 2.1%
Alaska, North Slope Borough:
Series A, 2.0%, 6/30/2016	20,000,000	20,054,856
Series A, 5.0%, 6/30/2016, INS: NATL	2,455,000	2,473,351
		22,528,207
Arizona 1.3%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.43%*, 10/1/2025	6,145,000	6,145,000
0.43%*, 10/1/2026, LOC: Bank of America NA	7,625,000	7,625,000
		13,770,000
California 13.0%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.5%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 0.41%*, 12/1/2028, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.44%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series A, 0.5%**, Mandatory Put 4/25/2017 @ 100, 7/1/2038	15,000,000	15,000,000
California, Metropolitan Water District of Southern California, Series A-2, 0.61%**, Mandatory Put 8/30/2016 @ 100, 7/1/2030	16,180,000	16,180,000
California, State Department of Water Resources Power Supply Revenue, Series L, 5.0%, 5/1/2017	19,505,000	20,366,325
California, State General Obligation, Series B, 3.0%, 8/1/2016	12,500,000	12,584,179
California, State General Obligation, Various Purposes, 5.0%, 4/1/2017	2,000,000	2,081,343
California, State Housing Finance Agency Revenue, Series A, 0.4%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.38%*, 6/1/2025, LOC: Union Bank NA	1,635,000	1,635,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 0.43%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.61%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	26,600,000	26,672,862
Riverside, CA, Water Revenue, Series A, 0.43%**, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.42%*, 6/15/2034, LIQ: Fannie Mae	1,200,000	1,200,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.07%, 5/16/2016	14,808,000	14,808,000
		143,319,709
District of Columbia 4.4%
District of Columbia, Center for Internships & Academic Revenue, 0.43%*, 7/1/2036, LOC: Branch Banking & Trust	1,600,000	1,600,000
District of Columbia, Eclipse Funding Trust, Solar Eclipse, Washington DC Convention Center, Series 2007-0021, 144A, 0.43%*, 10/1/2026, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	30,480,000	30,480,000
District of Columbia, Metropolitan Washington Apartments, TECP, 0.15%, 7/1/2016, GTY: JPMorgan Chase Bank NA	9,000,000	9,000,000
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65%**, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
District of Columbia, State Revenue, Series A, 0.42%*, 8/15/2038, LOC: PNC Bank NA	1,820,000	1,820,000
		48,900,000
Florida 5.8%
Collier County, FL, Industrial Development Authority, Ave Maria Utility Co. Project, AMT, 0.64%*, 10/1/2035, LOC: Northern Trust Co.	15,175,000	15,175,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.42%*, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Capital Trust Agency, Multi-Family Housing Revenue, Portofino Villas, Series A, 0.41%*, 4/15/2036, LIQ: Fannie Mae	10,255,000	10,255,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.43%*, 6/15/2036, LIQ: Fannie Mae	6,000,000	6,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.51%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.5%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.46%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		63,920,000
Georgia 3.0%
Columbia County, GA, Development Authority, Multi-Family Housing Revenue, Westwood Club Apartments Project, AMT, 0.43%*, 11/15/2035, LIQ: Fannie Mae	4,550,000	4,550,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.01%, 5/10/2016	1,417,000	1,417,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.42%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Georgia, State General Obligation:
Series I, 5.0%, 11/1/2016	5,000,000	5,115,126
Series A, 5.0%, 2/1/2017	5,000,000	5,167,998
Series D, 5.0%, 2/1/2017	5,365,000	5,544,651
		33,194,775
Hawaii 1.8%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, AMT, 0.57%*, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 3.4%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2016	37,200,000	37,305,643
Illinois 1.8%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.41%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	7,265,000	7,265,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.4%*, 12/1/2033, LOC: PNC Bank NA	2,800,000	2,800,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.44%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
Illinois, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2202, 0.44%*, 7/1/2023, LIQ: Citibank NA	1,140,000	1,140,000
		19,695,000
Indiana 3.1%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.44%*, 11/1/2041, LOC: JPMorgan Chase Bank NA	60,000	60,000
Indiana, State Finance Authority, Hospital Revenue, State University Health Obligation Group, Series C, 0.4%*, 12/1/2031, LOC: BMO Harris Bank NA	4,000,000	4,000,000
Posey County, IN, Economic Development Revenue, 0.35%**, Mandatory Put 8/2/2016 @ 100, 7/1/2046	30,000,000	30,000,000
		34,060,000
Kansas 0.2%
Kansas, State Department of Transportation Highway Revenue, Series A, 5.0%, 9/1/2016	2,000,000	2,030,019
Kentucky 0.7%
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Project Revenue, Airguard Industries, Inc. Project, AMT, 0.64%*, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Maine 0.3%
Maine, State Housing Authority, Mortgage Revenue, Series F-3, 0.4%, 11/15/2016	2,785,000	2,781,998
Maryland 0.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	1,011,068
Massachusetts 0.2%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.44%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 0.3%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.68%**, 11/15/2047	3,175,000	3,175,000
Minnesota 2.4%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.46%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.43%*, 10/1/2016, LOC: Royal Bank of Canada	15,000,000	15,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,669,208
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.41%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		26,469,208
Missouri 0.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.44%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
New Hampshire 0.4%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.42%*, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York 13.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-4, 0.75%, 6/1/2016	50,000,000	50,008,857
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.42%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.4%*, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.45%*, 11/1/2049, LOC: Bank of China	24,250,000	24,250,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.42%*, 5/15/2037, LIQ: Fannie Mae	1,225,000	1,225,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.43%*, 5/1/2037, LOC: Citibank NA	2,550,000	2,550,000
New York, State Thruway Authority, Series 2800, 0.45%*, 4/1/2020, LIQ: Credit Suisse	13,865,000	13,865,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,351,959
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series E, 5.0%, 3/15/2017	10,000,000	10,390,450
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.66%**, 1/1/2017, INS: AGMC	3,000,000	2,999,133
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.42%*, 12/1/2037, LOC: Citibank NA	1,320,000	1,320,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.41%*, 2/15/2035, LIQ: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.42%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.44%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-2, 0.4%*, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.0%, 11/1/2016	3,000,000	3,039,011
Series 13, 5.0%, 11/1/2016	8,045,000	8,232,282
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2016	1,500,000	1,517,699
Series E, 5.0%, 8/1/2016	2,455,000	2,482,787
Port Authority of New York & New Jersey, One Hundred Sixty-Seventh, AMT, 5.0%, 9/15/2016	3,300,000	3,357,768
		144,589,946
North Carolina 0.5%
Wake County, NC, General Obligation, Series A, 5.0%, 2/1/2017	5,100,000	5,277,654
Ohio 2.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.5%*, 5/1/2049, LOC: Northern Trust Co.	18,705,000	18,705,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.41%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
		27,705,000
Oregon 0.5%
Beaverton, OR, School District, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	5,010,000	5,030,442
Pennsylvania 3.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.43%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.47%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		37,000,000
Tennessee 2.7%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.29%, 5/23/2016	30,000,000	30,000,000
Texas 6.9%
Harris County, TX, Cultural Education Facility, TECP, 0.57%, 7/7/2016	10,000,000	10,000,000
Houston, TX, Airport System Revenue, TECP, 0.6%, 6/1/2016, LOC: Royal Bank of Canada	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	8,993,734
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.42%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Educational & Cultural Facilities Finance Corp., Hospital Revenue, Methodist Hospital, Series B, 0.43%*, 10/1/2041, LOC: JPMorgan Chase Bank NA	5,500,000	5,500,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,040,852
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	958,696
Texas, State Transportation Commission, State Highway Fund Revenue, Series 2563, 144A, 0.44%*, 10/1/2016	6,665,000	6,665,000
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,041,047
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.44%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2016	810,000	821,057
University of Texas, Permanent University Funding, TECP, 0.18%, 8/3/2016	25,000,000	24,996,314
		76,386,700
Utah 2.9%
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 0.61%**, 5/15/2049	16,300,000	16,300,000
Series C, 0.61%**, 5/15/2049	16,000,000	16,000,000
		32,300,000
Virginia 0.9%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Revenue, Gates Ballston Apartments, AMT, 0.47%*, 1/1/2038, LOC: PNC Bank NA	10,140,000	10,140,000
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.44%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
		10,145,000
Washington 3.4%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.55%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Washington, State General Obligation, Various Purposes, Series 2007A, Prerefunded 7/1/2016 @ 100, 5.0%, 7/1/2031, INS: AGM	27,845,000	28,055,576
		37,384,576
Wisconsin 2.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.68%**, 11/15/2043	17,825,000	17,825,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.45%*, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		27,825,000
Other 9.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.43%**, 12/15/2045, LIQ: Freddie Mac	10,400,000	10,400,000
"A", Series MO27, 0.44%*, 10/15/2029, LIQ: Freddie Mac	15,730,000	15,730,000
"A", Series M015, AMT, 0.45%**, 5/15/2046, LIQ: Freddie Mac	31,380,000	31,380,000
"A", Series M017, 144A, AMT, 0.45%*, 9/15/2050, LIQ: Freddie Mac	41,864,000	41,864,000
		99,374,000
Total Municipal Investments (Cost $1,021,133,945)		1,021,133,945

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.4%
California, Nuveen Dividend Advantage Municipal Fund, 144A, 0.52%*, 12/1/2042, LIQ: Royal Bank of Canada	6,000,000	6,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.56%*, 6/1/2041 LIQ: Morgan Stanley Bank	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.52%*, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.53%*, 12/1/2040, LIQ: Citibank NA	14,500,000	14,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.53%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		38,000,000
Ohio 1.8%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.53%*, 9/1/2043, LIQ: Royal Bank of Canada	20,200,000	20,200,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.54%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $73,200,000)		73,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,094,333,945)†	99.4	1,094,333,945
Other Assets and Liabilities, Net	0.6	6,428,118
Net Assets	100.0	1,100,762,063

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $1,094,333,945.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945
Total	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,094,333,945
Cash	1,969,377
Receivable for investments sold	755,000
Receivable for Fund shares sold	191,784
Interest receivable	4,150,993
Due from Advisor	3,974
Other assets	77,191
Total assets	1,101,482,264
Liabilities
Payable for Fund shares redeemed	232,208
Distributions payable	48,273
Accrued management fee	697
Accrued Trustees' fees	13,069
Other accrued expenses and payables	425,954
Total liabilities	720,201
Net assets, at value	$ 1,100,762,063
Net Assets Consist of
Undistributed net investment income	69,431
Accumulated net realized gain (loss)	62,654
Paid-in capital	1,100,629,978
Net assets, at value	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($514,088,971 ÷ 513,898,320 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($170,850,271 ÷ 170,786,919 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($66,925,774 ÷ 66,900,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($49,104,804 ÷ 49,086,592 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($60,355,625 ÷ 60,333,449 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($239,436,618 ÷ 239,347,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 1,563,896
Expenses: Management fee	732,593
Administration fee	1,044,950
Services to shareholders	707,896
Distribution and service fees	1,273,310
Custodian fee	15,640
Professional fees	128,031
Reports to shareholders	101,171
Registration fees	110,574
Trustees' fees and expenses	48,619
Other	98,668
Total expenses before expense reductions	4,261,452
Expense reductions	(2,943,483)
Total expenses after expense reductions	1,317,969
Net investment income	245,927
Net realized gain (loss) from investments	125,289
Net increase (decrease) in net assets resulting from operations	$ 371,216

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 245,927	$ 150,612
Net realized gain (loss)	125,289	225,691
Net increase in net assets resulting from operations	371,216	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(171,899)	(85,331)
Deutsche Tax-Exempt Money Fund	(51,193)	(18,941)
Deutsche Tax-Free Money Fund Class S	(19,292)	(8,237)
Service Shares	(7,517)	(4,857)
Tax-Exempt Cash Managed Shares	(9,894)	(4,952)
Tax-Free Investment Class	(44,339)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	(32,106)	(166,258)
Deutsche Tax-Exempt Money Fund	(11,248)	(39,574)
Deutsche Tax-Free Money Fund Class S	(4,709)	(18,451)
Service Shares	(3,142)	(10,082)
Tax-Exempt Cash Managed Shares	(4,736)	(9,143)
Tax-Free Investment Class	(21,499)	(56,021)
Total distributions	(381,574)	(450,149)
Fund share transactions: Proceeds from shares sold	2,681,593,000	3,096,898,998
Reinvestment of distributions	271,154	259,881
Cost of shares redeemed	(2,491,773,279)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	190,090,875	(892,071,483)
Increase (decrease) in net assets	190,080,517	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $69,431 and $127,638, respectively)	$ 1,100,762,063	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Institutional Shares
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	.000*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	—
Total distributions	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.04	.03	.02	.04	.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	514	296	993	970	1,106
Ratio of expenses before expense reductions (%)	.24	.22	.22	.21	.21
Ratio of expenses after expense reductions (%)	.12	.10	.13	.18	.19
Ratio of net investment income (%)	.04	.01	.01	.02	.04
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	.000*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	—
Total distributions	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.02	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	52	103	115	166
Ratio of expenses before expense reductions (%)	.44	.44	.41	.42	.42
Ratio of expenses after expense reductions (%)	.14	.10	.13	.19	.22
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2016, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Undistributed tax-exempt income*	$ 117,704
Undistributed ordinary income	$ 62,654

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2016	2015
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 304,134	$ 150,620
Distributions from ordinary income*	$ 48,780	$ 158,634
Distributions from long-term capital gains	$ 28,660	$ 140,895

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $732,593, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 1,044,950	$ 368,864	$ 137,321

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Tax-Exempt Cash Institutional Shares	$ 87,055	$ 87,055	$ —
Deutsche Tax-Exempt Money Fund	52,820	46,176	6,644
Deutsche Tax-Free Money Fund Class S	41,838	37,451	4,387
Service Shares	125,166	112,726	12,439
Tax-Exempt Cash Managed Shares	40,533	25,192	11,582
Tax-Free Investment Class	309,354	260,116	46,755
	$ 656,766	$ 568,716	$ 81,807

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 300,811	$ 300,811.00%		.60%
Tax-Free Investment Class	687,514	687,514.00%		.25%
	$ 988,325	$ 988,325

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 92,481	$ 92,481.00%		.15%
Tax-Free Investment Class	192,504	192,504.00%		.07%
	$ 284,985	$ 284,985

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 50,246	$ 24,937

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2016, the Fund engaged in securities purchases of $1,063,102,001 and securities sales of $1,136,915,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2016, one shareholder account held approximately 24% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	1,981,997,866	1,981,997,866	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	69,253,500	69,253,500	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	21,649,034	21,649,034	27,838,722	27,838,722
Service Shares	142,889,466	142,889,466	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	184,507,988	184,507,988	173,396,796	173,396,796
Tax-Free Investment Class	281,275,906	281,275,906	295,255,493	295,255,493
Account Maintenance Fees	—	19,240	—	24,208
		$ 2,681,593,000		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	110,529	110,529	79,736	79,736
Deutsche Tax-Exempt Money Fund	62,717	62,717	57,472	57,472
Deutsche Tax-Free Money Fund Class S	22,818	22,818	25,314	25,314
Service Shares	10,263	10,263	14,913	14,913
Tax-Exempt Cash Managed Shares	83	83	109	109
Tax-Free Investment Class	64,744	64,744	81,176	81,176
		$ 271,154		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(1,764,135,494)	(1,764,135,494)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(74,421,648)	(74,421,648)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(30,672,226)	(30,672,226)	(41,370,571)	(41,370,571)
Service Shares	(141,637,902)	(141,637,902)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(176,378,285)	(176,378,285)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(304,527,724)	(304,527,724)	(315,612,225)	(315,612,225)
		$ (2,491,773,279)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	217,972,901	217,972,901	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(5,105,431)	(5,105,431)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(9,000,374)	(9,000,374)	(13,506,535)	(13,506,535)
Service Shares	1,261,827	1,261,827	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	8,129,786	8,129,786	(50,461,103)	(50,461,103)
Tax-Free Investment Class	(23,187,074)	(23,187,074)	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	19,240	—	24,208
		$ 190,090,875		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective no later than October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") will seek to qualify as a retail money market fund under the reforms and will implement policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons will be permitted to retain their shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio will continue to operate with its existing investment objective and investment strategy and will continue to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio will seek to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, Tax-Exempt Portfolio will implement liquidity fees and/or redemption gates no later than October 14, 2016. Effective on or about July 1, 2016, Deutsche Tax-Exempt Cash Institutional Shares will change its name to Deutsche Tax-Exempt Cash Premier Shares.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.38	$ 1,000.17
Expenses Paid per $1,000*	$ .65	$ .85
Hypothetical 5% Fund Return
Beginning Account Value 11/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/16	$ 1,024.22	$ 1,024.02
Expenses Paid per $1,000*	$ .65	$ .86
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios
Deutsche Tax-Exempt Cash Institutional Shares		.13%
Tax-Exempt Cash Managed Shares		.17%

For more information, please refer to each Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid distributions of $0.0001 per share from net long-term capital gains during its year ended April 30, 2016.

Of the dividends paid from net investment income for the taxable year ended April 30, 2016, 100% are designated as exempt interest dividends for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,000 as capital gain dividends for its year ended April 30, 2016.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

April 30, 2016

Annual Report
to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Money Fund

Contents

3 Portfolio Management Review

7 Portfolio Summary

10 Investment Portfolio

20 Statement of Assets and Liabilities

22 Statement of Operations

23 Statement of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

35 Report of Independent Registered Public Accounting Firm

36 Information About Your Fund's Expenses

37 Tax Information

38 Other Information

39 Advisory Agreement Board Considerations and Fee Evaluation

44 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality by maintaining an "ultra-barbell" strategy: The fund held significant positions in short-term Variable Rate Demand Notes (VRDNs) as well as longer-term fixed-rate securities with maturities ranging from 10 to 13 months. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Tax-Exempt Money Fund	.24%*
Equivalent Taxable Yield	.42%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 92.8%
Alaska 2.1%
Alaska, North Slope Borough:
Series A, 2.0%, 6/30/2016	20,000,000	20,054,856
Series A, 5.0%, 6/30/2016, INS: NATL	2,455,000	2,473,351
		22,528,207
Arizona 1.3%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.43%*, 10/1/2025	6,145,000	6,145,000
0.43%*, 10/1/2026, LOC: Bank of America NA	7,625,000	7,625,000
		13,770,000
California 13.0%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.5%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 0.41%*, 12/1/2028, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.44%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series A, 0.5%**, Mandatory Put 4/25/2017 @ 100, 7/1/2038	15,000,000	15,000,000
California, Metropolitan Water District of Southern California, Series A-2, 0.61%**, Mandatory Put 8/30/2016 @ 100, 7/1/2030	16,180,000	16,180,000
California, State Department of Water Resources Power Supply Revenue, Series L, 5.0%, 5/1/2017	19,505,000	20,366,325
California, State General Obligation, Series B, 3.0%, 8/1/2016	12,500,000	12,584,179
California, State General Obligation, Various Purposes, 5.0%, 4/1/2017	2,000,000	2,081,343
California, State Housing Finance Agency Revenue, Series A, 0.4%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.38%*, 6/1/2025, LOC: Union Bank NA	1,635,000	1,635,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 0.43%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.61%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	26,600,000	26,672,862
Riverside, CA, Water Revenue, Series A, 0.43%**, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.42%*, 6/15/2034, LIQ: Fannie Mae	1,200,000	1,200,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.07%, 5/16/2016	14,808,000	14,808,000
		143,319,709
District of Columbia 4.4%
District of Columbia, Center for Internships & Academic Revenue, 0.43%*, 7/1/2036, LOC: Branch Banking & Trust	1,600,000	1,600,000
District of Columbia, Eclipse Funding Trust, Solar Eclipse, Washington DC Convention Center, Series 2007-0021, 144A, 0.43%*, 10/1/2026, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	30,480,000	30,480,000
District of Columbia, Metropolitan Washington Apartments, TECP, 0.15%, 7/1/2016, GTY: JPMorgan Chase Bank NA	9,000,000	9,000,000
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65%**, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
District of Columbia, State Revenue, Series A, 0.42%*, 8/15/2038, LOC: PNC Bank NA	1,820,000	1,820,000
		48,900,000
Florida 5.8%
Collier County, FL, Industrial Development Authority, Ave Maria Utility Co. Project, AMT, 0.64%*, 10/1/2035, LOC: Northern Trust Co.	15,175,000	15,175,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.42%*, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Capital Trust Agency, Multi-Family Housing Revenue, Portofino Villas, Series A, 0.41%*, 4/15/2036, LIQ: Fannie Mae	10,255,000	10,255,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.43%*, 6/15/2036, LIQ: Fannie Mae	6,000,000	6,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.51%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.5%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.46%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		63,920,000
Georgia 3.0%
Columbia County, GA, Development Authority, Multi-Family Housing Revenue, Westwood Club Apartments Project, AMT, 0.43%*, 11/15/2035, LIQ: Fannie Mae	4,550,000	4,550,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.01%, 5/10/2016	1,417,000	1,417,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.42%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Georgia, State General Obligation:
Series I, 5.0%, 11/1/2016	5,000,000	5,115,126
Series A, 5.0%, 2/1/2017	5,000,000	5,167,998
Series D, 5.0%, 2/1/2017	5,365,000	5,544,651
		33,194,775
Hawaii 1.8%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, AMT, 0.57%*, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 3.4%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2016	37,200,000	37,305,643
Illinois 1.8%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.41%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	7,265,000	7,265,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.4%*, 12/1/2033, LOC: PNC Bank NA	2,800,000	2,800,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.44%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
Illinois, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2202, 0.44%*, 7/1/2023, LIQ: Citibank NA	1,140,000	1,140,000
		19,695,000
Indiana 3.1%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.44%*, 11/1/2041, LOC: JPMorgan Chase Bank NA	60,000	60,000
Indiana, State Finance Authority, Hospital Revenue, State University Health Obligation Group, Series C, 0.4%*, 12/1/2031, LOC: BMO Harris Bank NA	4,000,000	4,000,000
Posey County, IN, Economic Development Revenue, 0.35%**, Mandatory Put 8/2/2016 @ 100, 7/1/2046	30,000,000	30,000,000
		34,060,000
Kansas 0.2%
Kansas, State Department of Transportation Highway Revenue, Series A, 5.0%, 9/1/2016	2,000,000	2,030,019
Kentucky 0.7%
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Project Revenue, Airguard Industries, Inc. Project, AMT, 0.64%*, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Maine 0.3%
Maine, State Housing Authority, Mortgage Revenue, Series F-3, 0.4%, 11/15/2016	2,785,000	2,781,998
Maryland 0.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	1,011,068
Massachusetts 0.2%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.44%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 0.3%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.68%**, 11/15/2047	3,175,000	3,175,000
Minnesota 2.4%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.46%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.43%*, 10/1/2016, LOC: Royal Bank of Canada	15,000,000	15,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,669,208
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.41%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		26,469,208
Missouri 0.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.44%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
New Hampshire 0.4%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.42%*, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York 13.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-4, 0.75%, 6/1/2016	50,000,000	50,008,857
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.42%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.4%*, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.45%*, 11/1/2049, LOC: Bank of China	24,250,000	24,250,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.42%*, 5/15/2037, LIQ: Fannie Mae	1,225,000	1,225,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.43%*, 5/1/2037, LOC: Citibank NA	2,550,000	2,550,000
New York, State Thruway Authority, Series 2800, 0.45%*, 4/1/2020, LIQ: Credit Suisse	13,865,000	13,865,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,351,959
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series E, 5.0%, 3/15/2017	10,000,000	10,390,450
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.66%**, 1/1/2017, INS: AGMC	3,000,000	2,999,133
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.42%*, 12/1/2037, LOC: Citibank NA	1,320,000	1,320,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.41%*, 2/15/2035, LIQ: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.42%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.44%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-2, 0.4%*, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.0%, 11/1/2016	3,000,000	3,039,011
Series 13, 5.0%, 11/1/2016	8,045,000	8,232,282
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2016	1,500,000	1,517,699
Series E, 5.0%, 8/1/2016	2,455,000	2,482,787
Port Authority of New York & New Jersey, One Hundred Sixty-Seventh, AMT, 5.0%, 9/15/2016	3,300,000	3,357,768
		144,589,946
North Carolina 0.5%
Wake County, NC, General Obligation, Series A, 5.0%, 2/1/2017	5,100,000	5,277,654
Ohio 2.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.5%*, 5/1/2049, LOC: Northern Trust Co.	18,705,000	18,705,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.41%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
		27,705,000
Oregon 0.5%
Beaverton, OR, School District, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	5,010,000	5,030,442
Pennsylvania 3.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.43%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.47%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		37,000,000
Tennessee 2.7%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.29%, 5/23/2016	30,000,000	30,000,000
Texas 6.9%
Harris County, TX, Cultural Education Facility, TECP, 0.57%, 7/7/2016	10,000,000	10,000,000
Houston, TX, Airport System Revenue, TECP, 0.6%, 6/1/2016, LOC: Royal Bank of Canada	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	8,993,734
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.42%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Educational & Cultural Facilities Finance Corp., Hospital Revenue, Methodist Hospital, Series B, 0.43%*, 10/1/2041, LOC: JPMorgan Chase Bank NA	5,500,000	5,500,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,040,852
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	958,696
Texas, State Transportation Commission, State Highway Fund Revenue, Series 2563, 144A, 0.44%*, 10/1/2016	6,665,000	6,665,000
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,041,047
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.44%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2016	810,000	821,057
University of Texas, Permanent University Funding, TECP, 0.18%, 8/3/2016	25,000,000	24,996,314
		76,386,700
Utah 2.9%
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 0.61%**, 5/15/2049	16,300,000	16,300,000
Series C, 0.61%**, 5/15/2049	16,000,000	16,000,000
		32,300,000
Virginia 0.9%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Revenue, Gates Ballston Apartments, AMT, 0.47%*, 1/1/2038, LOC: PNC Bank NA	10,140,000	10,140,000
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.44%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
		10,145,000
Washington 3.4%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.55%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Washington, State General Obligation, Various Purposes, Series 2007A, Prerefunded 7/1/2016 @ 100, 5.0%, 7/1/2031, INS: AGM	27,845,000	28,055,576
		37,384,576
Wisconsin 2.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.68%**, 11/15/2043	17,825,000	17,825,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.45%*, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		27,825,000
Other 9.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.43%**, 12/15/2045, LIQ: Freddie Mac	10,400,000	10,400,000
"A", Series MO27, 0.44%*, 10/15/2029, LIQ: Freddie Mac	15,730,000	15,730,000
"A", Series M015, AMT, 0.45%**, 5/15/2046, LIQ: Freddie Mac	31,380,000	31,380,000
"A", Series M017, 144A, AMT, 0.45%*, 9/15/2050, LIQ: Freddie Mac	41,864,000	41,864,000
		99,374,000
Total Municipal Investments (Cost $1,021,133,945)		1,021,133,945

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.4%
California, Nuveen Dividend Advantage Municipal Fund, 144A, 0.52%*, 12/1/2042, LIQ: Royal Bank of Canada	6,000,000	6,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.56%*, 6/1/2041 LIQ: Morgan Stanley Bank	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.52%*, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.53%*, 12/1/2040, LIQ: Citibank NA	14,500,000	14,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.53%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		38,000,000
Ohio 1.8%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.53%*, 9/1/2043, LIQ: Royal Bank of Canada	20,200,000	20,200,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.54%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $73,200,000)		73,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,094,333,945)†	99.4	1,094,333,945
Other Assets and Liabilities, Net	0.6	6,428,118
Net Assets	100.0	1,100,762,063

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $1,094,333,945.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945
Total	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,094,333,945
Cash	1,969,377
Receivable for investments sold	755,000
Receivable for Fund shares sold	191,784
Interest receivable	4,150,993
Due from Advisor	3,974
Other assets	77,191
Total assets	1,101,482,264
Liabilities
Payable for Fund shares redeemed	232,208
Distributions payable	48,273
Accrued management fee	697
Accrued Trustees' fees	13,069
Other accrued expenses and payables	425,954
Total liabilities	720,201
Net assets, at value	$ 1,100,762,063
Net Assets Consist of
Undistributed net investment income	69,431
Accumulated net realized gain (loss)	62,654
Paid-in capital	1,100,629,978
Net assets, at value	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($514,088,971 ÷ 513,898,320 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($170,850,271 ÷ 170,786,919 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($66,925,774 ÷ 66,900,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($49,104,804 ÷ 49,086,592 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($60,355,625 ÷ 60,333,449 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($239,436,618 ÷ 239,347,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 1,563,896
Expenses: Management fee	732,593
Administration fee	1,044,950
Services to shareholders	707,896
Distribution and service fees	1,273,310
Custodian fee	15,640
Professional fees	128,031
Reports to shareholders	101,171
Registration fees	110,574
Trustees' fees and expenses	48,619
Other	98,668
Total expenses before expense reductions	4,261,452
Expense reductions	(2,943,483)
Total expenses after expense reductions	1,317,969
Net investment income	245,927
Net realized gain (loss) from investments	125,289
Net increase (decrease) in net assets resulting from operations	$ 371,216

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 245,927	$ 150,612
Net realized gain (loss)	125,289	225,691
Net increase in net assets resulting from operations	371,216	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(171,899)	(85,331)
Deutsche Tax-Exempt Money Fund	(51,193)	(18,941)
Deutsche Tax-Free Money Fund Class S	(19,292)	(8,237)
Service Shares	(7,517)	(4,857)
Tax-Exempt Cash Managed Shares	(9,894)	(4,952)
Tax-Free Investment Class	(44,339)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	(32,106)	(166,258)
Deutsche Tax-Exempt Money Fund	(11,248)	(39,574)
Deutsche Tax-Free Money Fund Class S	(4,709)	(18,451)
Service Shares	(3,142)	(10,082)
Tax-Exempt Cash Managed Shares	(4,736)	(9,143)
Tax-Free Investment Class	(21,499)	(56,021)
Total distributions	(381,574)	(450,149)
Fund share transactions: Proceeds from shares sold	2,681,593,000	3,096,898,998
Reinvestment of distributions	271,154	259,881
Cost of shares redeemed	(2,491,773,279)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	190,090,875	(892,071,483)
Increase (decrease) in net assets	190,080,517	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $69,431 and $127,638, respectively)	$ 1,100,762,063	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	.000*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	—
Total distributions	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.04	.03	.02	.03	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	171	176	212	242	313
Ratio of expenses before expense reductions (%)	.26	.24	.23	.23	.22
Ratio of expenses after expense reductions (%)	.12	.10	.13	.19	.21
Ratio of net investment income (%)	.03	.01	.01	.01	.02
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2016, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Undistributed tax-exempt income*	$ 117,704
Undistributed ordinary income	$ 62,654

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2016	2015
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 304,134	$ 150,620
Distributions from ordinary income*	$ 48,780	$ 158,634
Distributions from long-term capital gains	$ 28,660	$ 140,895

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Money Fund shares.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $732,593, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 1,044,950	$ 368,864	$ 137,321

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Tax-Exempt Cash Institutional Shares	$ 87,055	$ 87,055	$ —
Deutsche Tax-Exempt Money Fund	52,820	46,176	6,644
Deutsche Tax-Free Money Fund Class S	41,838	37,451	4,387
Service Shares	125,166	112,726	12,439
Tax-Exempt Cash Managed Shares	40,533	25,192	11,582
Tax-Free Investment Class	309,354	260,116	46,755
	$ 656,766	$ 568,716	$ 81,807

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 300,811	$ 300,811.00%		.60%
Tax-Free Investment Class	687,514	687,514.00%		.25%
	$ 988,325	$ 988,325

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 92,481	$ 92,481.00%		.15%
Tax-Free Investment Class	192,504	192,504.00%		.07%
	$ 284,985	$ 284,985

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 50,246	$ 24,937

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2016, the Fund engaged in securities purchases of $1,063,102,001 and securities sales of $1,136,915,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2016, one shareholder account held approximately 24% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	1,981,997,866	1,981,997,866	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	69,253,500	69,253,500	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	21,649,034	21,649,034	27,838,722	27,838,722
Service Shares	142,889,466	142,889,466	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	184,507,988	184,507,988	173,396,796	173,396,796
Tax-Free Investment Class	281,275,906	281,275,906	295,255,493	295,255,493
Account Maintenance Fees	—	19,240	—	24,208
		$ 2,681,593,000		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	110,529	110,529	79,736	79,736
Deutsche Tax-Exempt Money Fund	62,717	62,717	57,472	57,472
Deutsche Tax-Free Money Fund Class S	22,818	22,818	25,314	25,314
Service Shares	10,263	10,263	14,913	14,913
Tax-Exempt Cash Managed Shares	83	83	109	109
Tax-Free Investment Class	64,744	64,744	81,176	81,176
		$ 271,154		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(1,764,135,494)	(1,764,135,494)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(74,421,648)	(74,421,648)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(30,672,226)	(30,672,226)	(41,370,571)	(41,370,571)
Service Shares	(141,637,902)	(141,637,902)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(176,378,285)	(176,378,285)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(304,527,724)	(304,527,724)	(315,612,225)	(315,612,225)
		$ (2,491,773,279)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	217,972,901	217,972,901	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(5,105,431)	(5,105,431)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(9,000,374)	(9,000,374)	(13,506,535)	(13,506,535)
Service Shares	1,261,827	1,261,827	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	8,129,786	8,129,786	(50,461,103)	(50,461,103)
Tax-Free Investment Class	(23,187,074)	(23,187,074)	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	19,240	—	24,208
		$ 190,090,875		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective no later than October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") will seek to qualify as a retail money market fund under the reforms and will implement policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons will be permitted to retain their shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio will continue to operate with its existing investment objective and investment strategy and will continue to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio will seek to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, Tax-Exempt Portfolio will implement liquidity fees and/or redemption gates no later than October 14, 2016. Effective on or about July 1, 2016, Deutsche Tax-Exempt Cash Institutional Shares will change its name to Deutsche Tax-Exempt Cash Premier Shares.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.32
Expenses Paid per $1,000*	$ .70
Hypothetical 5% Fund Return
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,024.17
Expenses Paid per $1,000*	$ .70
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.14%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid distributions of $0.0001 per share from net long-term capital gains during its year ended April 30, 2016.

Of the dividends paid from net investment income for the taxable year ended April 30, 2016, 100% are designated as exempt interest dividends for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,000 as capital gain dividends for its year ended April 30, 2016.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

April 30, 2016

Annual Report
to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Free Money Fund Class S

Contents

3 Portfolio Management Review

7 Portfolio Summary

10 Investment Portfolio

20 Statement of Assets and Liabilities

22 Statement of Operations

23 Statement of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

35 Report of Independent Registered Public Accounting Firm

36 Information About Your Fund's Expenses

37 Tax Information

38 Other Information

39 Advisory Agreement Board Considerations and Fee Evaluation

44 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality by maintaining an "ultra-barbell" strategy: The fund held significant positions in short-term Variable Rate Demand Notes (VRDNs) as well as longer-term fixed-rate securities with maturities ranging from 10 to 13 months. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Tax-Free Money Fund Class S	.21%*
Equivalent Taxable Yield	.37%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 92.8%
Alaska 2.1%
Alaska, North Slope Borough:
Series A, 2.0%, 6/30/2016	20,000,000	20,054,856
Series A, 5.0%, 6/30/2016, INS: NATL	2,455,000	2,473,351
		22,528,207
Arizona 1.3%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.43%*, 10/1/2025	6,145,000	6,145,000
0.43%*, 10/1/2026, LOC: Bank of America NA	7,625,000	7,625,000
		13,770,000
California 13.0%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.5%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 0.41%*, 12/1/2028, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.44%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series A, 0.5%**, Mandatory Put 4/25/2017 @ 100, 7/1/2038	15,000,000	15,000,000
California, Metropolitan Water District of Southern California, Series A-2, 0.61%**, Mandatory Put 8/30/2016 @ 100, 7/1/2030	16,180,000	16,180,000
California, State Department of Water Resources Power Supply Revenue, Series L, 5.0%, 5/1/2017	19,505,000	20,366,325
California, State General Obligation, Series B, 3.0%, 8/1/2016	12,500,000	12,584,179
California, State General Obligation, Various Purposes, 5.0%, 4/1/2017	2,000,000	2,081,343
California, State Housing Finance Agency Revenue, Series A, 0.4%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.38%*, 6/1/2025, LOC: Union Bank NA	1,635,000	1,635,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 0.43%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.61%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	26,600,000	26,672,862
Riverside, CA, Water Revenue, Series A, 0.43%**, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.42%*, 6/15/2034, LIQ: Fannie Mae	1,200,000	1,200,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.07%, 5/16/2016	14,808,000	14,808,000
		143,319,709
District of Columbia 4.4%
District of Columbia, Center for Internships & Academic Revenue, 0.43%*, 7/1/2036, LOC: Branch Banking & Trust	1,600,000	1,600,000
District of Columbia, Eclipse Funding Trust, Solar Eclipse, Washington DC Convention Center, Series 2007-0021, 144A, 0.43%*, 10/1/2026, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	30,480,000	30,480,000
District of Columbia, Metropolitan Washington Apartments, TECP, 0.15%, 7/1/2016, GTY: JPMorgan Chase Bank NA	9,000,000	9,000,000
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65%**, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
District of Columbia, State Revenue, Series A, 0.42%*, 8/15/2038, LOC: PNC Bank NA	1,820,000	1,820,000
		48,900,000
Florida 5.8%
Collier County, FL, Industrial Development Authority, Ave Maria Utility Co. Project, AMT, 0.64%*, 10/1/2035, LOC: Northern Trust Co.	15,175,000	15,175,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.42%*, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Capital Trust Agency, Multi-Family Housing Revenue, Portofino Villas, Series A, 0.41%*, 4/15/2036, LIQ: Fannie Mae	10,255,000	10,255,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.43%*, 6/15/2036, LIQ: Fannie Mae	6,000,000	6,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.51%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.5%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.46%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		63,920,000
Georgia 3.0%
Columbia County, GA, Development Authority, Multi-Family Housing Revenue, Westwood Club Apartments Project, AMT, 0.43%*, 11/15/2035, LIQ: Fannie Mae	4,550,000	4,550,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.01%, 5/10/2016	1,417,000	1,417,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.42%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Georgia, State General Obligation:
Series I, 5.0%, 11/1/2016	5,000,000	5,115,126
Series A, 5.0%, 2/1/2017	5,000,000	5,167,998
Series D, 5.0%, 2/1/2017	5,365,000	5,544,651
		33,194,775
Hawaii 1.8%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, AMT, 0.57%*, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 3.4%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2016	37,200,000	37,305,643
Illinois 1.8%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.41%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	7,265,000	7,265,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.4%*, 12/1/2033, LOC: PNC Bank NA	2,800,000	2,800,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.44%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
Illinois, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2202, 0.44%*, 7/1/2023, LIQ: Citibank NA	1,140,000	1,140,000
		19,695,000
Indiana 3.1%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.44%*, 11/1/2041, LOC: JPMorgan Chase Bank NA	60,000	60,000
Indiana, State Finance Authority, Hospital Revenue, State University Health Obligation Group, Series C, 0.4%*, 12/1/2031, LOC: BMO Harris Bank NA	4,000,000	4,000,000
Posey County, IN, Economic Development Revenue, 0.35%**, Mandatory Put 8/2/2016 @ 100, 7/1/2046	30,000,000	30,000,000
		34,060,000
Kansas 0.2%
Kansas, State Department of Transportation Highway Revenue, Series A, 5.0%, 9/1/2016	2,000,000	2,030,019
Kentucky 0.7%
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Project Revenue, Airguard Industries, Inc. Project, AMT, 0.64%*, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Maine 0.3%
Maine, State Housing Authority, Mortgage Revenue, Series F-3, 0.4%, 11/15/2016	2,785,000	2,781,998
Maryland 0.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	1,011,068
Massachusetts 0.2%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.44%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 0.3%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.68%**, 11/15/2047	3,175,000	3,175,000
Minnesota 2.4%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.46%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.43%*, 10/1/2016, LOC: Royal Bank of Canada	15,000,000	15,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,669,208
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.41%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		26,469,208
Missouri 0.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.44%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
New Hampshire 0.4%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.42%*, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York 13.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-4, 0.75%, 6/1/2016	50,000,000	50,008,857
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.42%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.4%*, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.45%*, 11/1/2049, LOC: Bank of China	24,250,000	24,250,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.42%*, 5/15/2037, LIQ: Fannie Mae	1,225,000	1,225,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.43%*, 5/1/2037, LOC: Citibank NA	2,550,000	2,550,000
New York, State Thruway Authority, Series 2800, 0.45%*, 4/1/2020, LIQ: Credit Suisse	13,865,000	13,865,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,351,959
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series E, 5.0%, 3/15/2017	10,000,000	10,390,450
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.66%**, 1/1/2017, INS: AGMC	3,000,000	2,999,133
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.42%*, 12/1/2037, LOC: Citibank NA	1,320,000	1,320,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.41%*, 2/15/2035, LIQ: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.42%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.44%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-2, 0.4%*, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.0%, 11/1/2016	3,000,000	3,039,011
Series 13, 5.0%, 11/1/2016	8,045,000	8,232,282
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2016	1,500,000	1,517,699
Series E, 5.0%, 8/1/2016	2,455,000	2,482,787
Port Authority of New York & New Jersey, One Hundred Sixty-Seventh, AMT, 5.0%, 9/15/2016	3,300,000	3,357,768
		144,589,946
North Carolina 0.5%
Wake County, NC, General Obligation, Series A, 5.0%, 2/1/2017	5,100,000	5,277,654
Ohio 2.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.5%*, 5/1/2049, LOC: Northern Trust Co.	18,705,000	18,705,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.41%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
		27,705,000
Oregon 0.5%
Beaverton, OR, School District, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	5,010,000	5,030,442
Pennsylvania 3.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.43%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.47%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		37,000,000
Tennessee 2.7%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.29%, 5/23/2016	30,000,000	30,000,000
Texas 6.9%
Harris County, TX, Cultural Education Facility, TECP, 0.57%, 7/7/2016	10,000,000	10,000,000
Houston, TX, Airport System Revenue, TECP, 0.6%, 6/1/2016, LOC: Royal Bank of Canada	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	8,993,734
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.42%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Educational & Cultural Facilities Finance Corp., Hospital Revenue, Methodist Hospital, Series B, 0.43%*, 10/1/2041, LOC: JPMorgan Chase Bank NA	5,500,000	5,500,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,040,852
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	958,696
Texas, State Transportation Commission, State Highway Fund Revenue, Series 2563, 144A, 0.44%*, 10/1/2016	6,665,000	6,665,000
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,041,047
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.44%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2016	810,000	821,057
University of Texas, Permanent University Funding, TECP, 0.18%, 8/3/2016	25,000,000	24,996,314
		76,386,700
Utah 2.9%
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 0.61%**, 5/15/2049	16,300,000	16,300,000
Series C, 0.61%**, 5/15/2049	16,000,000	16,000,000
		32,300,000
Virginia 0.9%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Revenue, Gates Ballston Apartments, AMT, 0.47%*, 1/1/2038, LOC: PNC Bank NA	10,140,000	10,140,000
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.44%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
		10,145,000
Washington 3.4%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.55%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Washington, State General Obligation, Various Purposes, Series 2007A, Prerefunded 7/1/2016 @ 100, 5.0%, 7/1/2031, INS: AGM	27,845,000	28,055,576
		37,384,576
Wisconsin 2.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.68%**, 11/15/2043	17,825,000	17,825,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.45%*, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		27,825,000
Other 9.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.43%**, 12/15/2045, LIQ: Freddie Mac	10,400,000	10,400,000
"A", Series MO27, 0.44%*, 10/15/2029, LIQ: Freddie Mac	15,730,000	15,730,000
"A", Series M015, AMT, 0.45%**, 5/15/2046, LIQ: Freddie Mac	31,380,000	31,380,000
"A", Series M017, 144A, AMT, 0.45%*, 9/15/2050, LIQ: Freddie Mac	41,864,000	41,864,000
		99,374,000
Total Municipal Investments (Cost $1,021,133,945)		1,021,133,945

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.4%
California, Nuveen Dividend Advantage Municipal Fund, 144A, 0.52%*, 12/1/2042, LIQ: Royal Bank of Canada	6,000,000	6,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.56%*, 6/1/2041 LIQ: Morgan Stanley Bank	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.52%*, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.53%*, 12/1/2040, LIQ: Citibank NA	14,500,000	14,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.53%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		38,000,000
Ohio 1.8%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.53%*, 9/1/2043, LIQ: Royal Bank of Canada	20,200,000	20,200,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.54%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $73,200,000)		73,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,094,333,945)†	99.4	1,094,333,945
Other Assets and Liabilities, Net	0.6	6,428,118
Net Assets	100.0	1,100,762,063

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $1,094,333,945.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945
Total	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,094,333,945
Cash	1,969,377
Receivable for investments sold	755,000
Receivable for Fund shares sold	191,784
Interest receivable	4,150,993
Due from Advisor	3,974
Other assets	77,191
Total assets	1,101,482,264
Liabilities
Payable for Fund shares redeemed	232,208
Distributions payable	48,273
Accrued management fee	697
Accrued Trustees' fees	13,069
Other accrued expenses and payables	425,954
Total liabilities	720,201
Net assets, at value	$ 1,100,762,063
Net Assets Consist of
Undistributed net investment income	69,431
Accumulated net realized gain (loss)	62,654
Paid-in capital	1,100,629,978
Net assets, at value	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($514,088,971 ÷ 513,898,320 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($170,850,271 ÷ 170,786,919 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($66,925,774 ÷ 66,900,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($49,104,804 ÷ 49,086,592 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($60,355,625 ÷ 60,333,449 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($239,436,618 ÷ 239,347,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 1,563,896
Expenses: Management fee	732,593
Administration fee	1,044,950
Services to shareholders	707,896
Distribution and service fees	1,273,310
Custodian fee	15,640
Professional fees	128,031
Reports to shareholders	101,171
Registration fees	110,574
Trustees' fees and expenses	48,619
Other	98,668
Total expenses before expense reductions	4,261,452
Expense reductions	(2,943,483)
Total expenses after expense reductions	1,317,969
Net investment income	245,927
Net realized gain (loss) from investments	125,289
Net increase (decrease) in net assets resulting from operations	$ 371,216

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 245,927	$ 150,612
Net realized gain (loss)	125,289	225,691
Net increase in net assets resulting from operations	371,216	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(171,899)	(85,331)
Deutsche Tax-Exempt Money Fund	(51,193)	(18,941)
Deutsche Tax-Free Money Fund Class S	(19,292)	(8,237)
Service Shares	(7,517)	(4,857)
Tax-Exempt Cash Managed Shares	(9,894)	(4,952)
Tax-Free Investment Class	(44,339)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	(32,106)	(166,258)
Deutsche Tax-Exempt Money Fund	(11,248)	(39,574)
Deutsche Tax-Free Money Fund Class S	(4,709)	(18,451)
Service Shares	(3,142)	(10,082)
Tax-Exempt Cash Managed Shares	(4,736)	(9,143)
Tax-Free Investment Class	(21,499)	(56,021)
Total distributions	(381,574)	(450,149)
Fund share transactions: Proceeds from shares sold	2,681,593,000	3,096,898,998
Reinvestment of distributions	271,154	259,881
Cost of shares redeemed	(2,491,773,279)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	190,090,875	(892,071,483)
Increase (decrease) in net assets	190,080,517	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $69,431 and $127,638, respectively)	$ 1,100,762,063	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	.000*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	—
Total distributions	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.03	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	76	89	100	110
Ratio of expenses before expense reductions (%)	.28	.27	.26	.26	.25
Ratio of expenses after expense reductions (%)	.13	.10	.13	.20	.22
Ratio of net investment income (%)	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2016, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Undistributed tax-exempt income*	$ 117,704
Undistributed ordinary income	$ 62,654

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2016	2015
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 304,134	$ 150,620
Distributions from ordinary income*	$ 48,780	$ 158,634
Distributions from long-term capital gains	$ 28,660	$ 140,895

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Free Money Fund Class S shares.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $732,593, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 1,044,950	$ 368,864	$ 137,321

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Tax-Exempt Cash Institutional Shares	$ 87,055	$ 87,055	$ —
Deutsche Tax-Exempt Money Fund	52,820	46,176	6,644
Deutsche Tax-Free Money Fund Class S	41,838	37,451	4,387
Service Shares	125,166	112,726	12,439
Tax-Exempt Cash Managed Shares	40,533	25,192	11,582
Tax-Free Investment Class	309,354	260,116	46,755
	$ 656,766	$ 568,716	$ 81,807

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 300,811	$ 300,811.00%		.60%
Tax-Free Investment Class	687,514	687,514.00%		.25%
	$ 988,325	$ 988,325

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 92,481	$ 92,481.00%		.15%
Tax-Free Investment Class	192,504	192,504.00%		.07%
	$ 284,985	$ 284,985

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 50,246	$ 24,937

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2016, the Fund engaged in securities purchases of $1,063,102,001 and securities sales of $1,136,915,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2016, one shareholder account held approximately 24% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	1,981,997,866	1,981,997,866	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	69,253,500	69,253,500	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	21,649,034	21,649,034	27,838,722	27,838,722
Service Shares	142,889,466	142,889,466	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	184,507,988	184,507,988	173,396,796	173,396,796
Tax-Free Investment Class	281,275,906	281,275,906	295,255,493	295,255,493
Account Maintenance Fees	—	19,240	—	24,208
		$ 2,681,593,000		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	110,529	110,529	79,736	79,736
Deutsche Tax-Exempt Money Fund	62,717	62,717	57,472	57,472
Deutsche Tax-Free Money Fund Class S	22,818	22,818	25,314	25,314
Service Shares	10,263	10,263	14,913	14,913
Tax-Exempt Cash Managed Shares	83	83	109	109
Tax-Free Investment Class	64,744	64,744	81,176	81,176
		$ 271,154		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(1,764,135,494)	(1,764,135,494)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(74,421,648)	(74,421,648)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(30,672,226)	(30,672,226)	(41,370,571)	(41,370,571)
Service Shares	(141,637,902)	(141,637,902)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(176,378,285)	(176,378,285)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(304,527,724)	(304,527,724)	(315,612,225)	(315,612,225)
		$ (2,491,773,279)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	217,972,901	217,972,901	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(5,105,431)	(5,105,431)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(9,000,374)	(9,000,374)	(13,506,535)	(13,506,535)
Service Shares	1,261,827	1,261,827	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	8,129,786	8,129,786	(50,461,103)	(50,461,103)
Tax-Free Investment Class	(23,187,074)	(23,187,074)	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	19,240	—	24,208
		$ 190,090,875		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective no later than October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") will seek to qualify as a retail money market fund under the reforms and will implement policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons will be permitted to retain their shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio will continue to operate with its existing investment objective and investment strategy and will continue to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio will seek to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, Tax-Exempt Portfolio will implement liquidity fees and/or redemption gates no later than October 14, 2016. Effective on or about July 1, 2016, Deutsche Tax-Exempt Cash Institutional Shares will change its name to Deutsche Tax-Exempt Cash Premier Shares.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.30
Expenses Paid per $1,000*	$ .75
Hypothetical 5% Fund Return
Beginning Account Value11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,024.12
Expenses Paid per $1,000*	$ .75
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.15%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid distributions of $0.0001 per share from net long-term capital gains during its year ended April 30, 2016.

Of the dividends paid from net investment income for the taxable year ended April 30, 2016, 100% are designated as exempt interest dividends for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,000 as capital gain dividends for its year ended April 30, 2016.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

April 30, 2016

Annual Report
to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

Contents

3 Portfolio Management Review

7 Portfolio Summary

10 Investment Portfolio

20 Statement of Assets and Liabilities

22 Statement of Operations

23 Statement of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

35 Report of Independent Registered Public Accounting Firm

36 Information About Your Fund's Expenses

37 Tax Information

38 Other Information

39 Advisory Agreement Board Considerations and Fee Evaluation

44 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In mid-2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first several months of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Despite encouraging employment reports, more stable commodity prices and an improving global economic outlook, disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality by maintaining an "ultra-barbell" strategy: The fund held significant positions in short-term Variable Rate Demand Notes (VRDNs) as well as longer-term fixed-rate securities with maturities ranging from 10 to 13 months. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Fund Performance (as of April 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Tax-Free Investment Class	.01%*
Equivalent Taxable Yield	.02%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2016

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 92.8%
Alaska 2.1%
Alaska, North Slope Borough:
Series A, 2.0%, 6/30/2016	20,000,000	20,054,856
Series A, 5.0%, 6/30/2016, INS: NATL	2,455,000	2,473,351
		22,528,207
Arizona 1.3%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.43%*, 10/1/2025	6,145,000	6,145,000
0.43%*, 10/1/2026, LOC: Bank of America NA	7,625,000	7,625,000
		13,770,000
California 13.0%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.5%*, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 0.41%*, 12/1/2028, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.44%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Series A, 0.5%**, Mandatory Put 4/25/2017 @ 100, 7/1/2038	15,000,000	15,000,000
California, Metropolitan Water District of Southern California, Series A-2, 0.61%**, Mandatory Put 8/30/2016 @ 100, 7/1/2030	16,180,000	16,180,000
California, State Department of Water Resources Power Supply Revenue, Series L, 5.0%, 5/1/2017	19,505,000	20,366,325
California, State General Obligation, Series B, 3.0%, 8/1/2016	12,500,000	12,584,179
California, State General Obligation, Various Purposes, 5.0%, 4/1/2017	2,000,000	2,081,343
California, State Housing Finance Agency Revenue, Series A, 0.4%*, 8/1/2040, LOC: JPMorgan Chase Bank NA	2,270,000	2,270,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.38%*, 6/1/2025, LOC: Union Bank NA	1,635,000	1,635,000
California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XG0003, 0.43%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.61%**, Mandatory Put 1/16/2017 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	26,600,000	26,672,862
Riverside, CA, Water Revenue, Series A, 0.43%**, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.42%*, 6/15/2034, LIQ: Fannie Mae	1,200,000	1,200,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.07%, 5/16/2016	14,808,000	14,808,000
		143,319,709
District of Columbia 4.4%
District of Columbia, Center for Internships & Academic Revenue, 0.43%*, 7/1/2036, LOC: Branch Banking & Trust	1,600,000	1,600,000
District of Columbia, Eclipse Funding Trust, Solar Eclipse, Washington DC Convention Center, Series 2007-0021, 144A, 0.43%*, 10/1/2026, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	30,480,000	30,480,000
District of Columbia, Metropolitan Washington Apartments, TECP, 0.15%, 7/1/2016, GTY: JPMorgan Chase Bank NA	9,000,000	9,000,000
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65%**, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
District of Columbia, State Revenue, Series A, 0.42%*, 8/15/2038, LOC: PNC Bank NA	1,820,000	1,820,000
		48,900,000
Florida 5.8%
Collier County, FL, Industrial Development Authority, Ave Maria Utility Co. Project, AMT, 0.64%*, 10/1/2035, LOC: Northern Trust Co.	15,175,000	15,175,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.42%*, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Capital Trust Agency, Multi-Family Housing Revenue, Portofino Villas, Series A, 0.41%*, 4/15/2036, LIQ: Fannie Mae	10,255,000	10,255,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.43%*, 6/15/2036, LIQ: Fannie Mae	6,000,000	6,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.51%*, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.5%*, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.46%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		63,920,000
Georgia 3.0%
Columbia County, GA, Development Authority, Multi-Family Housing Revenue, Westwood Club Apartments Project, AMT, 0.43%*, 11/15/2035, LIQ: Fannie Mae	4,550,000	4,550,000
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.01%, 5/10/2016	1,417,000	1,417,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.42%*, 6/1/2032, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	11,400,000	11,400,000
Georgia, State General Obligation:
Series I, 5.0%, 11/1/2016	5,000,000	5,115,126
Series A, 5.0%, 2/1/2017	5,000,000	5,167,998
Series D, 5.0%, 2/1/2017	5,365,000	5,544,651
		33,194,775
Hawaii 1.8%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, AMT, 0.57%*, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 3.4%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2016	37,200,000	37,305,643
Illinois 1.8%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.41%*, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.5%**, Mandatory Put 3/7/2017 @ 100, 7/1/2036	7,265,000	7,265,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.4%*, 12/1/2033, LOC: PNC Bank NA	2,800,000	2,800,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.44%*, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
Illinois, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2202, 0.44%*, 7/1/2023, LIQ: Citibank NA	1,140,000	1,140,000
		19,695,000
Indiana 3.1%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.44%*, 11/1/2041, LOC: JPMorgan Chase Bank NA	60,000	60,000
Indiana, State Finance Authority, Hospital Revenue, State University Health Obligation Group, Series C, 0.4%*, 12/1/2031, LOC: BMO Harris Bank NA	4,000,000	4,000,000
Posey County, IN, Economic Development Revenue, 0.35%**, Mandatory Put 8/2/2016 @ 100, 7/1/2046	30,000,000	30,000,000
		34,060,000
Kansas 0.2%
Kansas, State Department of Transportation Highway Revenue, Series A, 5.0%, 9/1/2016	2,000,000	2,030,019
Kentucky 0.7%
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Project Revenue, Airguard Industries, Inc. Project, AMT, 0.64%*, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Maine 0.3%
Maine, State Housing Authority, Mortgage Revenue, Series F-3, 0.4%, 11/15/2016	2,785,000	2,781,998
Maryland 0.1%
Maryland, State & Local Facilities Loan of 2013, Series A, 5.0%, 3/1/2017	975,000	1,011,068
Massachusetts 0.2%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.44%*, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 0.3%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.68%**, 11/15/2047	3,175,000	3,175,000
Minnesota 2.4%
Cohasset, MN, Minnesota Power & Light Co. Project, Series A, 0.46%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.43%*, 10/1/2016, LOC: Royal Bank of Canada	15,000,000	15,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,669,208
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.41%*, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		26,469,208
Missouri 0.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2198, 144A, 0.44%*, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
New Hampshire 0.4%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.42%*, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York 13.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-4, 0.75%, 6/1/2016	50,000,000	50,008,857
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-1, AMT, 0.42%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.4%*, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.45%*, 11/1/2049, LOC: Bank of China	24,250,000	24,250,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.42%*, 5/15/2037, LIQ: Fannie Mae	1,225,000	1,225,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.43%*, 5/1/2037, LOC: Citibank NA	2,550,000	2,550,000
New York, State Thruway Authority, Series 2800, 0.45%*, 4/1/2020, LIQ: Credit Suisse	13,865,000	13,865,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2017	1,300,000	1,351,959
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series E, 5.0%, 3/15/2017	10,000,000	10,390,450
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-3, 0.66%**, 1/1/2017, INS: AGMC	3,000,000	2,999,133
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.42%*, 12/1/2037, LOC: Citibank NA	1,320,000	1,320,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.41%*, 2/15/2035, LIQ: Fannie Mae	1,800,000	1,800,000
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments, Series II-A, AMT, 0.42%*, 3/1/2038, LOC: Freddie Mac	2,500,000	2,500,000
New York City, NY, Housing Development Corp., Multifamily Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.44%*, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-2, 0.4%*, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.0%, 11/1/2016	3,000,000	3,039,011
Series 13, 5.0%, 11/1/2016	8,045,000	8,232,282
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2016	1,500,000	1,517,699
Series E, 5.0%, 8/1/2016	2,455,000	2,482,787
Port Authority of New York & New Jersey, One Hundred Sixty-Seventh, AMT, 5.0%, 9/15/2016	3,300,000	3,357,768
		144,589,946
North Carolina 0.5%
Wake County, NC, General Obligation, Series A, 5.0%, 2/1/2017	5,100,000	5,277,654
Ohio 2.5%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.5%*, 5/1/2049, LOC: Northern Trust Co.	18,705,000	18,705,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.41%*, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
		27,705,000
Oregon 0.5%
Beaverton, OR, School District, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	5,010,000	5,030,442
Pennsylvania 3.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.43%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.47%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		37,000,000
Tennessee 2.7%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.29%, 5/23/2016	30,000,000	30,000,000
Texas 6.9%
Harris County, TX, Cultural Education Facility, TECP, 0.57%, 7/7/2016	10,000,000	10,000,000
Houston, TX, Airport System Revenue, TECP, 0.6%, 6/1/2016, LOC: Royal Bank of Canada	10,000,000	10,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	8,993,734
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.42%*, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Educational & Cultural Facilities Finance Corp., Hospital Revenue, Methodist Hospital, Series B, 0.43%*, 10/1/2041, LOC: JPMorgan Chase Bank NA	5,500,000	5,500,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,040,852
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 1/1/2017	930,000	958,696
Texas, State Transportation Commission, State Highway Fund Revenue, Series 2563, 144A, 0.44%*, 10/1/2016	6,665,000	6,665,000
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2026	1,000,000	1,041,047
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.44%*, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2016	810,000	821,057
University of Texas, Permanent University Funding, TECP, 0.18%, 8/3/2016	25,000,000	24,996,314
		76,386,700
Utah 2.9%
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 0.61%**, 5/15/2049	16,300,000	16,300,000
Series C, 0.61%**, 5/15/2049	16,000,000	16,000,000
		32,300,000
Virginia 0.9%
Arlington County, VA, Industrial Development Authority, Multi-Family Housing Revenue, Gates Ballston Apartments, AMT, 0.47%*, 1/1/2038, LOC: PNC Bank NA	10,140,000	10,140,000
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.44%*, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
		10,145,000
Washington 3.4%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.55%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Washington, State General Obligation, Various Purposes, Series 2007A, Prerefunded 7/1/2016 @ 100, 5.0%, 7/1/2031, INS: AGM	27,845,000	28,055,576
		37,384,576
Wisconsin 2.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.68%**, 11/15/2043	17,825,000	17,825,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.45%*, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
		27,825,000
Other 9.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M031, 0.43%**, 12/15/2045, LIQ: Freddie Mac	10,400,000	10,400,000
"A", Series MO27, 0.44%*, 10/15/2029, LIQ: Freddie Mac	15,730,000	15,730,000
"A", Series M015, AMT, 0.45%**, 5/15/2046, LIQ: Freddie Mac	31,380,000	31,380,000
"A", Series M017, 144A, AMT, 0.45%*, 9/15/2050, LIQ: Freddie Mac	41,864,000	41,864,000
		99,374,000
Total Municipal Investments (Cost $1,021,133,945)		1,021,133,945

Preferred Shares of Closed-End Investment Companies 6.6%
California 3.4%
California, Nuveen Dividend Advantage Municipal Fund, 144A, 0.52%*, 12/1/2042, LIQ: Royal Bank of Canada	6,000,000	6,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.56%*, 6/1/2041 LIQ: Morgan Stanley Bank	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, 144A, AMT, 0.52%*, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.53%*, 12/1/2040, LIQ: Citibank NA	14,500,000	14,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.53%*, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
		38,000,000
Ohio 1.8%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.53%*, 9/1/2043, LIQ: Royal Bank of Canada	20,200,000	20,200,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.54%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $73,200,000)		73,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,094,333,945)†	99.4	1,094,333,945
Other Assets and Liabilities, Net	0.6	6,428,118
Net Assets	100.0	1,100,762,063

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2016.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.

† The cost for federal income tax purposes was $1,094,333,945.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945
Total	$ —	$ 1,094,333,945	$ —	$ 1,094,333,945

There have been no transfers between fair value measurement levels during the year ended April 30, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of April 30, 2016
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 1,094,333,945
Cash	1,969,377
Receivable for investments sold	755,000
Receivable for Fund shares sold	191,784
Interest receivable	4,150,993
Due from Advisor	3,974
Other assets	77,191
Total assets	1,101,482,264
Liabilities
Payable for Fund shares redeemed	232,208
Distributions payable	48,273
Accrued management fee	697
Accrued Trustees' fees	13,069
Other accrued expenses and payables	425,954
Total liabilities	720,201
Net assets, at value	$ 1,100,762,063
Net Assets Consist of
Undistributed net investment income	69,431
Accumulated net realized gain (loss)	62,654
Paid-in capital	1,100,629,978
Net assets, at value	$ 1,100,762,063

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2016 (continued)
Net Asset Value	Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($514,088,971 ÷ 513,898,320 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($170,850,271 ÷ 170,786,919 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($66,925,774 ÷ 66,900,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($49,104,804 ÷ 49,086,592 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($60,355,625 ÷ 60,333,449 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($239,436,618 ÷ 239,347,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended April 30, 2016
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 1,563,896
Expenses: Management fee	732,593
Administration fee	1,044,950
Services to shareholders	707,896
Distribution and service fees	1,273,310
Custodian fee	15,640
Professional fees	128,031
Reports to shareholders	101,171
Registration fees	110,574
Trustees' fees and expenses	48,619
Other	98,668
Total expenses before expense reductions	4,261,452
Expense reductions	(2,943,483)
Total expenses after expense reductions	1,317,969
Net investment income	245,927
Net realized gain (loss) from investments	125,289
Net increase (decrease) in net assets resulting from operations	$ 371,216

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 245,927	$ 150,612
Net realized gain (loss)	125,289	225,691
Net increase in net assets resulting from operations	371,216	376,303
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares*	—	(65)
Davidson Cash Equivalent Shares**	—	(1,216)
Deutsche Tax-Exempt Cash Institutional Shares	(171,899)	(85,331)
Deutsche Tax-Exempt Money Fund	(51,193)	(18,941)
Deutsche Tax-Free Money Fund Class S	(19,292)	(8,237)
Service Shares	(7,517)	(4,857)
Tax-Exempt Cash Managed Shares	(9,894)	(4,952)
Tax-Free Investment Class	(44,339)	(27,021)
Net realized gain: Deutsche Tax-Exempt Cash Institutional Shares	(32,106)	(166,258)
Deutsche Tax-Exempt Money Fund	(11,248)	(39,574)
Deutsche Tax-Free Money Fund Class S	(4,709)	(18,451)
Service Shares	(3,142)	(10,082)
Tax-Exempt Cash Managed Shares	(4,736)	(9,143)
Tax-Free Investment Class	(21,499)	(56,021)
Total distributions	(381,574)	(450,149)
Fund share transactions: Proceeds from shares sold	2,681,593,000	3,096,898,998
Reinvestment of distributions	271,154	259,881
Cost of shares redeemed	(2,491,773,279)	(3,989,230,362)
Net increase (decrease) in net assets from Fund share transactions	190,090,875	(892,071,483)
Increase (decrease) in net assets	190,080,517	(892,145,329)
Net assets at beginning of period	910,681,546	1,802,826,875
Net assets at end of period (including undistributed net investment income of $69,431 and $127,638, respectively)	$ 1,100,762,063	$ 910,681,546

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Tax-Free Investment Class
	Years Ended April 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	.000*	.000*	.000*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net realized gains	(.000)*	(.000)*	(.000)*	(.000)*	—
Total distributions	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.02	.03	.02	.03	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	239	263	283	312	314
Ratio of expenses before expense reductions (%)	.66	.64	.64	.63	.62
Ratio of expenses after expense reductions (%)	.14	.10	.13	.19	.22
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds: Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2016, the Fund's components of distributable earnings on a tax basis are as follows:

Tax-Exempt Portfolio: Undistributed tax-exempt income*	$ 117,704
Undistributed ordinary income	$ 62,654

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Portfolio	Years Ended April 30,
	2016	2015
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 304,134	$ 150,620
Distributions from ordinary income*	$ 48,780	$ 158,634
Distributions from long-term capital gains	$ 28,660	$ 140,895

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the year ended April 30, 2016, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $732,593, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2016, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 1,044,950	$ 368,864	$ 137,321

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2016, the amounts charged to the Fund by DSC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2016
Deutsche Tax-Exempt Cash Institutional Shares	$ 87,055	$ 87,055	$ —
Deutsche Tax-Exempt Money Fund	52,820	46,176	6,644
Deutsche Tax-Free Money Fund Class S	41,838	37,451	4,387
Service Shares	125,166	112,726	12,439
Tax-Exempt Cash Managed Shares	40,533	25,192	11,582
Tax-Free Investment Class	309,354	260,116	46,755
	$ 656,766	$ 568,716	$ 81,807

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2016, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Service Shares	$ 300,811	$ 300,811.00%		.60%
Tax-Free Investment Class	687,514	687,514.00%		.25%
	$ 988,325	$ 988,325

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2016, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 92,481	$ 92,481.00%		.15%
Tax-Free Investment Class	192,504	192,504.00%		.07%
	$ 284,985	$ 284,985

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2016
Tax-Exempt Portfolio	$ 50,246	$ 24,937

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2016, the Fund engaged in securities purchases of $1,063,102,001 and securities sales of $1,136,915,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2016, one shareholder account held approximately 24% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio

	Year Ended April 30, 2016		Year Ended April 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	—	$ —	710,034	$ 710,034
Davidson Cash Equivalent Shares**	—	—	14,110,022	14,110,022
Deutsche Tax-Exempt Cash Institutional Shares	1,981,997,866	1,981,997,866	2,419,620,968	2,419,620,968
Deutsche Tax-Exempt Money Fund	69,253,500	69,253,500	77,210,278	77,210,278
Deutsche Tax-Free Money Fund Class S	21,649,034	21,649,034	27,838,722	27,838,722
Service Shares	142,889,466	142,889,466	88,732,477	88,732,477
Tax-Exempt Cash Managed Shares	184,507,988	184,507,988	173,396,796	173,396,796
Tax-Free Investment Class	281,275,906	281,275,906	295,255,493	295,255,493
Account Maintenance Fees	—	19,240	—	24,208
		$ 2,681,593,000		$ 3,096,898,998
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	—	$ —	50	$ 50
Davidson Cash Equivalent Shares**	—	—	1,111	1,111
Deutsche Tax-Exempt Cash Institutional Shares	110,529	110,529	79,736	79,736
Deutsche Tax-Exempt Money Fund	62,717	62,717	57,472	57,472
Deutsche Tax-Free Money Fund Class S	22,818	22,818	25,314	25,314
Service Shares	10,263	10,263	14,913	14,913
Tax-Exempt Cash Managed Shares	83	83	109	109
Tax-Free Investment Class	64,744	64,744	81,176	81,176
		$ 271,154		$ 259,881
Shares redeemed
Capital Assets Funds Shares*	—	$ —	(7,241,719)	$ (7,241,719)
Davidson Cash Equivalent Shares**	—	—	(77,967,591)	(77,967,591)
Deutsche Tax-Exempt Cash Institutional Shares	(1,764,135,494)	(1,764,135,494)	(3,116,808,190)	(3,116,808,190)
Deutsche Tax-Exempt Money Fund	(74,421,648)	(74,421,648)	(113,809,075)	(113,809,075)
Deutsche Tax-Free Money Fund Class S	(30,672,226)	(30,672,226)	(41,370,571)	(41,370,571)
Service Shares	(141,637,902)	(141,637,902)	(92,562,983)	(92,562,983)
Tax-Exempt Cash Managed Shares	(176,378,285)	(176,378,285)	(223,858,008)	(223,858,008)
Tax-Free Investment Class	(304,527,724)	(304,527,724)	(315,612,225)	(315,612,225)
		$ (2,491,773,279)		$ (3,989,230,362)
Net increase (decrease)
Capital Assets Funds Shares*	—	$ —	(6,531,635)	$ (6,531,635)
Davidson Cash Equivalent Shares**	—	—	(63,856,458)	(63,856,458)
Deutsche Tax-Exempt Cash Institutional Shares	217,972,901	217,972,901	(697,107,486)	(697,107,486)
Deutsche Tax-Exempt Money Fund	(5,105,431)	(5,105,431)	(36,541,325)	(36,541,325)
Deutsche Tax-Free Money Fund Class S	(9,000,374)	(9,000,374)	(13,506,535)	(13,506,535)
Service Shares	1,261,827	1,261,827	(3,815,593)	(3,815,593)
Tax-Exempt Cash Managed Shares	8,129,786	8,129,786	(50,461,103)	(50,461,103)
Tax-Free Investment Class	(23,187,074)	(23,187,074)	(20,275,556)	(20,275,556)
Account Maintenance Fees	—	19,240	—	24,208
		$ 190,090,875		$ (892,071,483)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and is no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and is no longer offered.

F. Money Market Fund Reform

As a result of money market reforms adopted by the SEC in July 2014, effective no later than October 14, 2016 Tax-Exempt Portfolio of Cash Account Trust ("Tax-Exempt Portfolio") will seek to qualify as a retail money market fund under the reforms and will implement policies and procedures designed to limit beneficial ownership of fund shares to natural persons. As a retail money market fund, only accounts owned by natural persons will be permitted to retain their shares in Tax-Exempt Portfolio. Tax-Exempt Portfolio will continue to operate with its existing investment objective and investment strategy and will continue to seek to maintain a $1.00 stable net asset value per share ("NAV"). (Although Tax-Exempt Portfolio will seek to maintain a $1.00 NAV, there is no guarantee that it will be able to do so, and if the NAV falls below $1.00 you will lose money.) In addition, Tax-Exempt Portfolio will implement liquidity fees and/or redemption gates no later than October 14, 2016. Effective on or about July 1, 2016, Deutsche Tax-Exempt Cash Institutional Shares will change its name to Deutsche Tax-Exempt Cash Premier Shares.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tax-Exempt Portfolio and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 27, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2016 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,000.17
Expenses Paid per $1,000*	$ .80
Hypothetical 5% Fund Return
Beginning Account Value 11/1/15	$ 1,000.00
Ending Account Value 4/30/16	$ 1,024.07
Expenses Paid per $1,000*	$ .81
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio
Tax-Free Investment Class	.16%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid distributions of $0.0001 per share from net long-term capital gains during its year ended April 30, 2016.

Of the dividends paid from net investment income for the taxable year ended April 30, 2016, 100% are designated as exempt interest dividends for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,000 as capital gain dividends for its year ended April 30, 2016.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share classes: Deutsche Tax-Exempt Cash Institutional Shares (2nd quartile), Tax Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (2nd quartile), Deutsche Tax-Free Money Fund Class S shares (2nd quartile), and Service Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

cash account trust- government & Agency Securities portfolio form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2016	$90,270	$0	$8,493	$0
2015	$87,797	$0	$8,089	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2016	$0	$417,062	$705,604
2015	$0	$215,584	$5,164,679

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2016	$8,493	$1,122,666	$575,257	$1,706,416
2015	$8,089	$5,380,263	$305,079	$5,693,431

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2015 and 2016 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury.

***

1.) In various communications beginning on April 20, 2016, EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches did not and do not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2016, a pension plan for the Ernst & Young Global Limited (“EYG”) member firm in Germany (“EY Germany”), through one of its investment advisors, purchased an investment in an entity that may be deemed to be under common control with the Fund. EY informed the Audit Committee that this investment was inconsistent with Rule 2-01(c)(1)(i) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagement. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the purchase was by EY Germany’s investment advisor without EY Germany’s permission, authorization or knowledge and EY Germany instructed its investment advisor to sell the shares of the entity that may be deemed to be under common control with the Fund immediately upon detection of the purchase and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee that, in 2014, the EYG member firm in Spain (“EY Spain”) completed an acquisition of a small consulting firm that had a deposit account with an overdraft line of credit at the time of the acquisition with Deutsche Bank SA Espanola, which EY Spain acquired. EY informed the Audit Committee that having this line of credit with an entity that may be deemed to be under common control with the Fund was inconsistent with Rule 2-01(c)(1)(ii) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that that the credit line was terminated and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

In its required communications to the Audit Committee dated June 27, 2016, EY stated its belief that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements.

Further, in its annual letter to the Audit Committee pursuant to Rule 3526 of the Public Company Accounting Oversight Board dated July 7, 2016, EY stated that, relating to EY’s audit of the financial statements of the Fund as of the year ended April 30, 2016, EY can continue to act as the Independent Registered Public Accounting Firm.

Management and the Audit Committee considered these matters and, based solely upon EY’s description of the facts and the representations made by EY, believe that (1) these matters did not impact EY’s application of objective and impartial judgment with respect to all issues encompassed within EY’s audit engagements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

2.) In its required communications to the Audit Committee dated June 27, 2016, EY also informed the Audit Committee that EY had identified independence breaches where EY and covered persons maintain lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. EY informed the Audit Committee that these lending relationships are inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by the Deutsche Investment Management Americas, Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). EY’s lending relationships effect EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lenders are not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser. In addition, the individuals at EY who arranged EY’s lending relationships have no oversight of, or ability to influence, the individuals at EY who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected EY’s independence under the Loan Rule with respect to the Fund. EY confirmed to the Audit Committee that it meets all the conditions of the no-action letter. EY and the Fund believe that the Fund can rely on the no-action letter to continue to issue financial statements that are audited by EY. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

cash account trust- Tax Exempt portfolio
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2016	$92,382	$0	$7,587	$0
2015	$89,831	$0	$7,226	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2016	$0	$417,062	$705,604
2015	$0	$215,584	$5,164,679

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2016	$7,587	$1,122,666	$575,257	$1,705,510
2015	$7,226	$5,380,263	$305,079	$5,692,568

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2015 and 2016 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury.

***

1.) In various communications beginning on April 20, 2016, EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches did not and do not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2016, a pension plan for the Ernst & Young Global Limited (“EYG”) member firm in Germany (“EY Germany”), through one of its investment advisors, purchased an investment in an entity that may be deemed to be under common control with the Fund. EY informed the Audit Committee that this investment was inconsistent with Rule 2-01(c)(1)(i) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagement. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the purchase was by EY Germany’s investment advisor without EY Germany’s permission, authorization or knowledge and EY Germany instructed its investment advisor to sell the shares of the entity that may be deemed to be under common control with the Fund immediately upon detection of the purchase and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee that, in 2014, the EYG member firm in Spain (“EY Spain”) completed an acquisition of a small consulting firm that had a deposit account with an overdraft line of credit at the time of the acquisition with Deutsche Bank SA Espanola, which EY Spain acquired. EY informed the Audit Committee that having this line of credit with an entity that may be deemed to be under common control with the Fund was inconsistent with Rule 2-01(c)(1)(ii) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that that the credit line was terminated and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

In its required communications to the Audit Committee dated June 27, 2016, EY stated its belief that the above described matters, individually and in the aggregate, do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements.

Further, in its annual letter to the Audit Committee pursuant to Rule 3526 of the Public Company Accounting Oversight Board dated July 7, 2016, EY stated that, relating to EY’s audit of the financial statements of the Fund as of the year ended April 30, 2016, EY can continue to act as the Independent Registered Public Accounting Firm.

Management and the Audit Committee considered these matters and, based solely upon EY’s description of the facts and the representations made by EY, believe that (1) these matters did not impact EY’s application of objective and impartial judgment with respect to all issues encompassed within EY’s audit engagements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

2.) In its required communications to the Audit Committee dated June 27, 2016, EY also informed the Audit Committee that EY had identified independence breaches where EY and covered persons maintain lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. EY informed the Audit Committee that these lending relationships are inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by the Deutsche Investment Management Americas, Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). EY’s lending relationships effect EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, EY has concluded that the lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY informed the Audit Committee that its conclusion was based on a number of factors, including, among others, EY’s belief that the lenders are not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser. In addition, the individuals at EY who arranged EY’s lending relationships have no oversight of, or ability to influence, the individuals at EY who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected EY’s independence under the Loan Rule with respect to the Fund. EY confirmed to the Audit Committee that it meets all the conditions of the no-action letter. EY and the Fund believe that the Fund can rely on the no-action letter to continue to issue financial statements that are audited by EY. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/7/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	7/7/2016